File No. 333-53614

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 3

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 503
             BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5
                BIOTECHNOLOGY PORTFOLIO, SERIES 5
                  E-BUSINESS PORTFOLIO, SERIES 5
               E-INFRASTRUCTURE PORTFOLIO, SERIES 4
                 FIBER OPTICS PORTFOLIO, SERIES 4
            GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4
              GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3
                SEMICONDUCTOR PORTFOLIO, SERIES 6
             SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5
             WORLD WIDE WIRELESS PORTFOLIO, SERIES 4
                      (Exact Name of Trust)

                  First Trust Portfolios, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          First Trust Portfolios, L.P.    CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen           Attn:  Eric F. Fess
          1001 Warrenville Road           111 West Monroe Street
          Lisle, Illinois  60532          Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  April 30, 2004
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


                                     FT 503
                     BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5
                                  992,935 UNITS



PROSPECTUS
Part One
Dated April 30, 2004

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 503, Bandwidth Solutions Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of telecommunications companies which focus on bandwidth technologies. At March 1, 2004, each Unit represented a 1/992,935 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $2.900 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

      Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 503
                     BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units                                                                        992,935
Fractional Undivided Interest in the Trust per Unit                                  1/992,935
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $2,817,933
   Aggregate Value of Securities per Unit                                               $2.838
   Income and Principal cash (overdraft) in the Portfolio                            $(24,966)
   Income and Principal cash (overdraft) per Unit                                      $(.025)
   Sales Charge 3.093% (3.0% of Public Offering Price,
      including Income and Principal Cash)                                               $.087
   Public Offering Price per Unit                                                       $2.900
Redemption Price and Sponsor Repurchase Price per Unit
   ($.087 less than the Public Offering Price per Unit)                                 $2.813

Date Trust Established                                                        January 24, 2001

Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
Bandwidth Solutions Portfolio, Series 5


We have audited the statement of assets and liabilities of FT 503, Bandwidth Solutions Portfolio, Series 5 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, Bandwidth Solutions Portfolio, Series 5, at December 31, 2003, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 503
                     BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003


ASSETS

Securities, at fair value (cost, $4,403,555)                      $ 2,580,678
Dividends receivable                                                      663
Receivable from investment transactions                                 5,022
                                                                  ------------
TOTAL ASSETS                                                      $ 2,586,363
                                                                  ============
LIABILITIES AND NET ASSETS

Accrued liabilities                                               $     8,250
Cash overdraft                                                          4,681
Unit redemptions payable                                               13,317
                                                                  ------------
TOTAL LIABILITIES                                                      26,248
                                                                  ------------
Net assets, applicable to 1,035,685 outstanding units
  of fractional undivided interest:
   Cost of Trust assets                                             4,403,555
   Net unrealized appreciation (depreciation)                      (1,822,877)
   Distributable funds (deficit)                                      513,523
   Less deferred sales charge                                        (512,624)
   Less organization costs                                            (21,462)
                                                                  ------------
                                                                    2,560,115
                                                                  ------------
TOTAL LIABILITIES AND NET ASSETS                                  $ 2,586,363
                                                                  ============
Net asset value per unit                                          $     2.472
                                                                  ============


See notes to financial statements.

                                     FT 503
                     BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

     Number                                                                         Fair
    of Shares         Name of Issuer of Equity Securities (1)                       Value
                      COMMUNICATION SERVICES - 26%
                      -----------------------------
     8,548            Comcast Corporation (Class A Special)                         $  267,381
     8,396            Level 3 Communications, Inc.                                      47,857
     8,836            Qwest Communications International Inc.                           38,172
     7,591            SBC Communications                                               197,897
     7,072            Time Warner Inc. (formerly, AOL Time Warner Inc.)                127,225

                      COMMUNICATIONS EQUIPMENT - 14%
                      -------------------------------
     6,018            Alcatel SA (ADR)                                                  77,331
     9,833 (2)        Nortel Networks Corporation                                       41,594
     6,647            Scientific- Atlanta, Inc.                                        181,463
     6,641            Tellabs, Inc.                                                     55,984

                      FIBER OPTICS - 5%
                      ------------------
     5,538            Corning Incorporated                                              57,761
     6,414            JDS Uniphase Corporation                                          23,411
     7,832            Sycamore Networks, Inc.                                           41,040

                      NETWORKING PRODUCTS - 11%
                      -------------------------
     8,906            Cisco Systems, Inc.                                              216,327
     2,836            Juniper Networks, Inc.                                            52,976

                      SEMICONDUCTORS - 17%
                      ---------------------
     2,938            Broadcom Corporation (Class A)                                   100,157
     3,673 (2)        PMC-Sierra, Inc.                                                  74,011
     8,306            Texas Instruments Incorporated                                   244,030
     5,170            Vitesse Semiconductor Corporation                                 30,348

                      WIRELESS COMMUNICATIONS - 28%
                      -----------------------------
     3,208            L.M. Ericsson AB (ADR)                                            56,782
    16,169            Motorola, Inc.                                                   227,498
     9,712            Nokia Oy (ADR)                                                   165,104
     4,753            QUALCOMM Incorporated                                            256,329
                                                                                    ----------
                      Total investments (total cost $4,403,555) - 101%              $2,580,678
                                                                                    ==========

                                     FT 503
                     BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003



(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 16% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.













See notes to financial statements.

                                     FT 503
                     BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5

                            STATEMENTS OF OPERATIONS


                                                                                  Period from
                                                                               January 24, 2001
                                                                               (Initial Date of
                                                   Year ended December 31,        Deposit) to
                                                                                 December 31,
                                                 2003              2002            2001
Dividend income (net of foreign taxes withheld
   of $1,061, $1,567 and $1,043 in 2003, 2002
   and 2001, respectively)                       $    20,493       $     24,391    $    15,242

Expenses:
   Trustee and other service fees                    (14,772)          (18,156)        (14,345)
   Evaluator's fees                                   (4,271)           (4,051)         (2,898)
   Supervisory fees                                   (4,983)           (4,882)         (3,560)
   Administrative fees                                (2,135)           (1,835)         (1,526)
   Creation and development fees                      (6,833)          (12,560)        (13,846)
   Tax reporting fee                                    (907)           (3,276)         (1,500)
   Other expenses                                     (5,178)           (3,500)         (4,040)
                                                  ---------------------------------------------
   Total expenses                                    (39,079)          (48,260)        (41,715)
                                                  ---------------------------------------------
      Investment income (loss) - net                 (18,586)          (23,869)        (26,473)

Net gain (loss) on investments:
   Net realized gain (loss)                       (1,076,554)       (1,910,578)       (206,274)
   Change in net unrealized appreciation
      (depreciation)                               2,149,674        (1,282,502)     (2,690,049)
                                                 ----------------------------------------------
                                                   1,073,120        (3,193,080)     (2,896,323)
                                                 ----------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     $ 1,054,534       $(3,216,949)    $(2,922,796)
                                                 ==============================================


See notes to financial statements.

                                     FT 503
                     BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                          Period from
                                                                                       January 24, 2001
                                                            Year ended December 31,     (Initial Date of
                                                                                           Deposit) to
                                                      2003              2002           December 31, 2001
Net increase (decrease) in net assets
  resulting from operations:
   Investment income (loss) - net                     $   (18,586)      $   (23,869)    $   (26,473)
   Net realized gain (loss) on investments             (1,076,554)       (1,910,578)       (206,274)
   Change in net unrealized appreciation
      (depreciation) on investments                     2,149,674        (1,282,502)     (2,690,049)
                                                       ---------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                         1,054,534        (3,216,949)     (2,922,796)
                                                       ---------------------------------------------

Units issued                                                    -           125,662       9,465,637
   Deferred sales charge                                        -             3,070        (510,538)
   Organization costs                                           -                 -         (21,121)
                                                       ---------------------------------------------
   Total                                                        -           128,732       8,933,978
                                                       ---------------------------------------------

Unit redemptions                                         (714,235)         (847,786)              -

Distributions to unit holders:
   Investment income - net                                      -                 -               -
   Principal from investment transactions                       -                 -               -
                                                       ---------------------------------------------
   Total distributions                                          -                 -               -
                                                       ---------------------------------------------
Total increase (decrease) in net assets                   340,299        (3,936,003)      6,011,182

Net assets:
   Beginning of the period                              2,219,816         6,155,819         144,637
                                                       ---------------------------------------------
   End of the period                                   $2,560,115        $2,219,816      $6,155,819
                                                       =============================================
Distributable funds (deficit) at end of the period     $  513,523        $  513,617      $  513,325
                                                       =============================================
Trust units:
   Beginning of the period                              1,412,937         1,821,059          15,165
   Issued                                                      -             36,590       1,805,894
   Redemptions                                           (377,252)         (444,712)              -
                                                       ---------------------------------------------
   End of the period                                    1,035,685         1,412,937       1,821,059
                                                       =============================================

See notes to financial statements.

                                     FT 503
                     BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 503, Bandwidth Solutions Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of telecommunications companies which focus on bandwidth technologies.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 0.55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $21,462, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                  Unrealized appreciation                  $    35,819
                  Unrealized depreciation                   (1,858,696)
                                                           ------------
                                                           $(1,822,877)
                                                           ============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which was equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                                  Period from
                                                                               January 24, 2001
                                                                               (Initial Date of
                                                   Year ended December 31,        Deposit) to
                                                                                 December 31,
                                                 2003            2002             2001
Dividend income                                  $ .017          $ .015           $  .015
Expenses                                          (.032)          (.029)            (.041)
                                                 ------------------------------------------
      Investment income (loss) - net              (.015)          (.014)            (.026)

Distributions to unit holders:
   Investment income - net                           -                -                 -
   Principal from investment transactions            -                -                 -

Net gain (loss) on investments                     .916          (1.795)           (6.132)
                                                 -----------------------------------------
      Total increase (decrease) in net assets      .901          (1.809)           (6.158)

Net assets:
   Beginning of the period                        1.571           3.380             9.538
                                                 -----------------------------------------

   End of the period                             $2.472          $1.571           $ 3.380
                                                 =========================================

Total return                                     57.35%         (53.52)%          (64.56)%
Ratio of total expenses to average net assets     1.58%           1.17%             1.00%
Ratio of net investment income (loss) to
   average net assets                             (.74)%          (.57)%            (.63)%

                                     FT 503
                     BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                   SPONSOR:                 First Trust Portfolios L.P.
                                            1001 Warrenville Road
                                            Lisle, Illinois 60532
                                            (800) 621-1675

                   TRUSTEE:                 JPMorgan Chase Bank
                                            4 Chase MetroTech Center, 3rd Floor
                                            Brooklyn, New York 11245

                   LEGAL COUNSEL            Chapman and Cutler LLP
                   TO SPONSOR:              111 West Monroe Street
                                            Chicago, Illinois 60603

                   LEGAL COUNSEL            Carter, Ledyard & Milburn LLP
                   TO TRUSTEE:              2 Wall Street
                                            New York, New York 10005

                   INDEPENDENT              Deloitte & Touche LLP
                   AUDITORS:                180 North Stetson Avenue
                                            Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 503
                        BIOTECHNOLOGY PORTFOLIO, SERIES 5
                                 1,229,187 UNITS



PROSPECTUS
Part One
Dated April 30, 2004

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 503, Biotechnology Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies and pharmaceutical companies actively participating in the biotechnology industry. At March 1, 2004, each Unit represented a 1/1,229,187 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $6.550 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

     Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                               FIRST TRUST PORTFOLIOS L.P.
                                         Sponsor

                                     FT 503
                        BIOTECHNOLOGY PORTFOLIO, SERIES 5
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                  1,229,187
Fractional Undivided Interest in the Trust per Unit                                1/1,229,187
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $7,802,908
   Aggregate Value of Securities per Unit                                               $6.348
   Income and Principal cash (overdraft) in the Portfolio                               $6,138
   Income and Principal cash (overdraft) per Unit                                        $.005
   Sales Charge 3.093% (3.0% of Public Offering Price,
      including Income and Principal Cash)                                               $.197
   Public Offering Price per Unit                                                       $6.550
Redemption Price and Sponsor Repurchase Price per Unit
   ($.197 less than the Public Offering Price per Unit)                                 $6.353

Date Trust Established                                                        January 24, 2001

Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
Biotechnology Portfolio, Series 5


We have audited the statement of assets and liabilities of FT 503, Biotechnology Portfolio, Series 5 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, Biotechnology Portfolio, Series 5, at December 31, 2003, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 503
                        BIOTECHNOLOGY PORTFOLIO, SERIES 5

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003

ASSETS
Securities, at fair value (cost, $10,145,265)                    $ 7,368,205
Cash                                                                  11,233
Dividends receivable                                                   5,796
Receivable from investment transactions                               16,763
                                                                 -----------
TOTAL ASSETS                                                     $ 7,401,997
                                                                 ===========
LIABILITIES AND NET ASSETS
Accrued liabilities                                              $     9,954
Unit redemptions payable                                              31,353
                                                                 -----------
TOTAL LIABILITIES                                                     41,307
                                                                 -----------
Net assets, applicable to 1,266,078 outstanding units
  of fractional undivided interest:
   Cost of Trust assets                                           10,145,265
   Net unrealized appreciation (depreciation)                     (2,777,060)
   Distributable funds (deficit)                                     774,834
   Less deferred sales charge                                       (740,852)
   Less organization costs                                           (41,497)
                                                                 ------------
                                                                   7,360,690
                                                                 ------------
TOTAL LIABILITIES AND NET ASSETS                                 $ 7,401,997
                                                                 ============
Net asset value per unit                                         $     5.814
                                                                 ============


Unit amounts are rounded to the nearest whole unit.

See notes to financial statements.

                                     FT 503
                        BIOTECHNOLOGY PORTFOLIO, SERIES 5

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

     Number                                                                         Fair
    of Shares         Name of Issuer of Equity Securities (1)                       Value
                      BIOTECH - 65%
                      -------------
     5,987            Affymetrix, Inc.                                              $  147,340
    11,073            Amgen Inc.                                                       684,311
     8,281            Applera Corp. - Celera Genomics Group                            115,189
    13,014 (2)        Biogen Idec Inc. (formerly, IDEC Pharmaceuticals Corporation)    478,655
     8,371            Chiron Corporation                                               477,063
    10,011            CuraGen Corporation                                               73,381
     6,054            Enzon, Inc.                                                       72,648
    15,780            Gene Logic Inc.                                                   81,898
     6,695            Genentech, Inc.                                                  626,451
     8,457            Genzyme Corporation (General Division)                           417,268
     6,621            Human Genome Sciences, Inc.                                       87,728
    13,616            Incyte Genomics, Inc.                                             93,133
     5,256            Invitrogen Corporation                                           367,920
     7,894            MedImmune, Inc.                                                  200,508
    16,926            Millennium Pharmaceuticals, Inc.                                 316,008
    14,044            Pharmacopeia, Inc.                                               199,565
    11,900            Protein Design Labs, Inc.                                        213,010
    11,406 (4)        QIAGEN N.V.                                                      136,416

                      PHARMACEUTICALS - 35%
                      ---------------------
     6,255            Andrx Group                                                      150,370
     5,868            Bristol-Myers Squibb Company                                     167,825
     7,266            GlaxoSmithKline Plc (ADR)                                        338,741
     8,307            Johnson & Johnson                                                429,140
     4,694            Eli Lilly and Company                                            330,129
       586 (3)        Medco Health Solutions Inc.                                       19,918
     4,844 (3)        Merck & Co., Inc.                                                223,793
     9,323            Novartis AG (ADR)                                                427,833
     9,095            Pfizer Inc.                                                      321,326
     7,432            Schering-Plough Corporation                                      129,243
       588            Zimmer Holdings, Inc.                                             41,395
                                                                                    ----------
                      Total investments (total cost $10,145,265) - 100%             $7,368,205
                                                                                    ==========

                                     FT 503
                        BIOTECHNOLOGY PORTFOLIO, SERIES 5

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003




(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 12% of the net assets of the Trust.

(2) In November 2003, IDEC Pharmaceuticals Corporation ("IDEC"), one of the Trust's original holdings, acquired Biogen, Inc. ("Biogen"), also one of the Trust's original holdings. Each shareholder of Biogen received 1.15 shares of IDEC for each share of Biogen held. Concurrently, IDEC Pharmaceuticals Corporation changed its name to Biogen Idec, Inc.

(3) In August 2003, Merck & Co., Inc. ("Merck"), one of the Trust's original holdings, spun off Medco Health Solutions Inc. ("Medco"). Each shareholder of Merck received .1206 shares of Medco for each share of Merck held.

(4) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 503
                        BIOTECHNOLOGY PORTFOLIO, SERIES 5

                            STATEMENTS OF OPERATIONS

                                                                                  Period from
                                                                               January 24, 2001
                                                                               (Initial Date of
                                                   Year ended December 31,        Deposit) to
                                                                                 December 31,
                                                   2003              2002            2001
Dividend income (net of foreign taxes withheld
   of $3,746, $4,909 and $1,739 in 2003, 2002
   and 2001, respectively)                         $    58,267       $    71,671     $    50,430

Expenses:
   Trustee and other service fees                      (16,548)          (19,663)        (20,467)
   Evaluator's fees                                     (4,857)           (4,313)         (4,565)
   Supervisory fees                                     (5,667)           (5,244)         (5,617)
   Administrative fees                                  (2,429)           (1,890)         (2,402)
   Creation and development fees                             -           (29,260)        (41,553)
   Tax reporting fee                                    (1,152)           (3,907)         (1,500)
   Other expenses                                       (6,330)           (4,500)         (5,775)
                                                   ----------------------------------------------
   Total expenses                                      (36,983)          (68,777)        (81,879)
                                                   ----------------------------------------------
      Investment income (loss) - net                    21,284             2,894         (31,449)

Net gain (loss) on investments:
   Net realized gain (loss)                         (1,049,618)       (1,303,623)       (223,352)
   Change in net unrealized appreciation
      (depreciation)                                 3,159,031        (5,003,324)       (932,767)
                                                   ----------------------------------------------
                                                     2,109,413        (6,306,947)     (1,156,119)
                                                   ----------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                       $ 2,130,697       $(6,304,053)    $(1,187,568)
                                                   ==============================================


See notes to financial statements.

                                                    FT 503
                                       BIOTECHNOLOGY PORTFOLIO, SERIES 5

                                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       Period from
                                                                                     January 24, 2001
                                                   Year ended December 31,          (Initial Date of
                                                                                        Deposit) to
                                                    2003              2002           December 31, 2001
Net  increase (decrease) in net assets
  resulting from operations:
   Investment income (loss) - net                  $    21,284       $     2,894     $   (31,449)
   Net realized gain (loss) on investments          (1,049,618)       (1,303,623)       (223,352)
   Change in net unrealized appreciation
      (depreciation) on investments                  3,159,031        (5,003,324)       (932,767)
                                                    ---------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                      2,130,697        (6,304,053)     (1,187,568)
                                                    ---------------------------------------------

Units issued                                            16,262            54,765      18,326,733
   Deferred sales charge                                     -                 -        (735,691)
   Organization costs                                        -                 -         (41,155)
                                                    ---------------------------------------------
   Total                                                16,262            54,765      17,549,887
                                                    ---------------------------------------------

Unit redemptions                                    (1,719,293)       (2,217,143)       (977,498)

Distributions to unit holders:
   Investment income - net                             (24,826)          (28,357)             --
   Principal from investment transactions                    -           (76,938)              -
                                                    ---------------------------------------------
   Total distributions                                 (24,826)         (105,295)              -
                                                    ---------------------------------------------
Total increase (decrease) in net assets                402,840        (8,571,726)     15,384,821

Net assets:
   Beginning of the period                           6,957,850        15,529,576         144,755
                                                    ---------------------------------------------
   End of the period                                $7,360,690        $6,957,850     $15,529,576
                                                    =============================================
Distributable funds (deficit) at end of the period  $  774,834        $  790,632     $   791,867
                                                    =============================================
Trust units:
   Beginning of the period                           1,608,493         2,040,005          15,178
   Issued                                                3,120            12,080       2,163,800
   Redemptions                                        (345,535)         (443,592)       (138,973)
                                                    ---------------------------------------------
   End of the period                                 1,266,078         1,608,493       2,040,005
                                                    =============================================

Unit amounts are rounded to the nearest whole unit.

See notes to financial statements.

                                     FT 503
                        BIOTECHNOLOGY PORTFOLIO, SERIES 5

                          NOTES TO FINANCIAL STATEMENTS



1.    Organization

FT 503, Biotechnology Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies and pharmaceutical companies actively participating in the biotechnology industry.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 0.55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $41,497, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                  Unrealized appreciation          $   569,433
                  Unrealized depreciation           (3,346,493)
                                                   ------------
                                                   $(2,777,060)
                                                   ============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which was equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                  Period from
                                                                               January 24, 2001
                                                                               (Initial Date of
                                                   Year ended December 31,        Deposit) to
                                                                                 December 31,
                                                 2003           2002              2001
Dividend income                                  $  .040        $  .039           $  .031
Expenses                                           (.026)         (.037)            (.051)
                                                 -----------------------------------------
      Investment income (loss) - net                .014           .002             (.020)

Distributions to unit holders:
   Investment income - net                         (.017)         (.015)                -
   Principal from investment transactions            -            (.043)                -

Net gain (loss) on investments                     1.491          (3.231)           (1.904)
                                                 -----------------------------------------
      Total increase (decrease) in net assets      1.488          (3.287)           (1.924)

Net assets:
   Beginning of the period                         4.326           7.613             9.537
                                                 -----------------------------------------

   End of the period                             $ 5.814        $ 4.326           $ 7.613
                                                 =========================================

Total return                                      34.79%         (42.41)%          (20.17)%
Ratio of total expenses to average net assets       .51%            .62%             0.65%
Ratio of net investment income (loss) to
   average net assets                               .28%            .03%             (.25)%

                                     FT 503
                        BIOTECHNOLOGY PORTFOLIO, SERIES 5

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                      SPONSOR:            First Trust Portfolios L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois 60532
                                          (800) 621-1675

                      TRUSTEE:            JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York 11245

                      LEGAL COUNSEL       Chapman and Cutler LLP
                      TO SPONSOR:         111 West Monroe Street
                                          Chicago, Illinois 60603

                      LEGAL COUNSEL       Carter, Ledyard & Milburn LLP
                      TO TRUSTEE:         2 Wall Street
                                          New York, New York 10005

                      INDEPENDENT         Deloitte & Touche LLP
                      AUDITORS:           180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 503
                         e-BUSINESS PORTFOLIO, SERIES 5
                                  241,190 UNITS


PROSPECTUS
Part One
Dated April 30, 2004

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 503, e-Business Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that are either marketing their goods and services on the Internet or selling their products and services to those companies transacting business on the web. At March 1, 2004, each Unit represented a 1/241,190 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $4.274 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

      Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 503
                         e-BUSINESS PORTFOLIO, SERIES 5
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                    241,190
Fractional Undivided Interest in the Trust per Unit                                  1/241,190
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $1,005,052
   Aggregate Value of Securities per Unit                                               $4.167
   Income and Principal cash (overdraft) in the Portfolio                             $(5,140)
   Income and Principal cash (overdraft) per Unit                                      $(.021)
   Sales Charge 3.093% (3.0% of Public Offering Price,
      including Income and Principal Cash)                                               $.128
   Public Offering Price per Unit                                                       $4.274
Redemption Price and Sponsor Repurchase Price per Unit
   ($.128 less than the Public Offering Price per Unit)                                 $4.146

Date Trust Established                                                        January 24, 2001

Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
e-Business Portfolio, Series 5


We have audited the statement of assets and liabilities of FT 503, e-Business Portfolio, Series 5 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, e-Business Portfolio, Series 5, at December 31, 2003, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 503
                         e-BUSINESS PORTFOLIO, SERIES 5

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003

ASSETS
Securities, at fair value (cost, $1,031,563)                                      $1,002,818
Cash                                                                                     161
                                                                                  -----------
TOTAL ASSETS                                                                      $1,002,979
                                                                                  ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                               $    2,089
                                                                                  -----------
Net assets, applicable to 252,592 outstanding units
  of fractional undivided interest:
   Cost of Trust assets                                                            1,031,563
   Net unrealized appreciation (depreciation)                                        (28,745)
   Distributable funds (deficit)                                                     143,160
   Less deferred sales charge                                                       (138,527)
   Less organization costs                                                            (6,561)
                                                                                  -----------
                                                                                   1,000,890
                                                                                  -----------
TOTAL LIABILITIES AND NET ASSETS                                                  $1,002,979
                                                                                  ===========
Net asset value per unit                                                          $    3.962
                                                                                  ===========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 503
                         e-BUSINESS PORTFOLIO, SERIES 5

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

     Number                                                                          Fair
    of Shares         Name of Issuer of Equity Securities (1)                        Value
                      PORTALS - 26%
                      -------------
     2,762            Ariba, Inc.                                                    $   8,286
       358            Commerce One, Inc.                                                   455
     1,910            Time Warner Inc. (formerly, AOL Time Warner Inc.)                 34,361
    10,929            WebMD Corporation                                                 98,252
     2,676            Yahoo! Inc.                                                      120,875

                      INFRASTRUCTURE - 49%
                      --------------------
     5,123            Art Technology Group, Inc.                                         7,838
     1,600            BEA Systems, Inc.                                                 19,680
       819            BroadVision, Inc.                                                  3,489
     1,016 (3)        Check Point Software Technologies Ltd.                            17,089
     3,249 (2)        Microsoft Corporation                                             89,478
     1,398            Siebel Systems, Inc.                                              19,390
     7,857 (2)        Symantec Corporation                                             272,245
     1,423            VeriSign, Inc.                                                    23,195
       989            VERITAS Software Corporation                                      36,751

                      PROCUREMENT - 25%
                      ------------------
     2,388            Agile Software Corporation                                        23,641
     2,377            Cisco Systems, Inc.                                               57,737
     3,665            Dell Inc. (formerly, Dell Computer Corporation)                  124,463
     2,004            i2 Technologies, Inc.                                              3,327
     3,202            Oracle Corporation                                                42,266
                                                                                    ----------
                      Total investments (total cost $1,031,563) - 100%              $1,002,818
                                                                                    ==========

                                     FT 503
                         e-BUSINESS PORTFOLIO, SERIES 5

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003


(1)     Percentages are calculated based on net assets.

(2)     The number of shares reflects the effect of a two for one stock split.

(3) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.



See notes to financial statements.

                                     FT 503
                         e-BUSINESS PORTFOLIO, SERIES 5

                            STATEMENTS OF OPERATIONS

                                                                                  Period from
                                                                               January 24, 2001
                                                                               (Initial Date of
                                                   Year ended December 31,        Deposit) to
                                                                                 December 31,
                                                2003             2002            2001
Dividend income                                 $    840         $      -        $      -

Expenses:
   Trustee and other service fees                 (3,877)           (4,966)         (3,725)
   Evaluator's fees                                 (927)             (958)           (717)
   Supervisory fees                               (1,081)           (1,159)           (894)
   Administrative fees                              (463)             (425)           (383)
   Creation and development fees                       -            (3,419)         (3,254)
   Tax reporting fee                                (325)              308          (1,500)
   Other expenses                                 (1,263)           (1,531)         (2,249)
                                                -------------------------------------------
   Total expenses                                 (7,936)          (12,150)        (12,722)
                                                -------------------------------------------
      Investment income (loss) - net              (7,096)          (12,150)        (12,722)

Net gain (loss) on investments:
   Net realized gain (loss)                      (47,096)         (196,284)        (30,414)
   Change in net unrealized appreciation
      (depreciation)                             406,086          (230,094)       (204,737)
                                                -------------------------------------------
                                                 358,990          (426,378)       (235,151)
                                                -------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                    $351,894         $(438,528)      $(247,873)
                                                ===========================================


See notes to financial statements.

                                     FT 503
                         e-BUSINESS PORTFOLIO, SERIES 5

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         Period from
                                                                                      January 24, 2001
                                                           Year ended December 31,     (Initial Date of
                                                                                          Deposit) to
                                                      2003             2002            December 31, 2001
Net increase (decrease) in net assets
 resulting from operations:
   Investment income (loss) - net                     $   (7,096)       $  (12,150)     $  (12,722)

   Net realized gain (loss) on investments               (47,096)         (196,284)        (30,414)
   Change in net unrealized appreciation
      (depreciation) on investments                      406,086          (230,094)       (204,737)
                                                      ---------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                          351,894          (438,528)       (247,873)
                                                      ---------------------------------------------

Units issued                                                   -                 -       1,925,821
   Deferred sales charge                                       -                 -        (133,348)
   Organization costs                                          -                 -          (6,218)
                                                      ---------------------------------------------
   Total                                                       -                 -       1,786,255
                                                      ---------------------------------------------

Unit redemptions                                        (171,797)         (424,344)              -

Distributions to unit holders:
   Investment income - net                                     -                 -               -
   Principal from investment transactions                      -                 -               -
                                                      ---------------------------------------------
   Total distributions                                         -                 -               -
                                                      ---------------------------------------------
Total increase (decrease) in net assets                  180,097          (862,872)      1,538,382

Net assets:
   Beginning of the period                               820,793         1,683,665         145,283
                                                      ---------------------------------------------
   End of the period                                  $1,000,890      $    820,793      $1,683,665
                                                      =============================================
Distributable funds (deficit) at end of the period    $  143,160      $    136,980      $  136,354
                                                      =============================================
Trust units:
   Beginning of the period                               306,217           449,837          15,233
   Issued                                                     -                 -          434,604
   Redemptions                                           (53,625)         (143,620)              -
                                                      ---------------------------------------------
   End of the period                                     252,592           306,217         449,837
                                                      =============================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 503
                         e-BUSINESS PORTFOLIO, SERIES 5

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 503, e-Business Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that are either marketing their goods and services on the Internet or selling their products and services to those companies transacting business on the web.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 0.55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $6,561, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                  Unrealized appreciation                 $333,905
                  Unrealized depreciation                 (362,650)
                                                          ---------
                                                          $(28,745)
                                                          =========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which was equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                                  Period from
                                                                               January 24, 2001
                                                                               (Initial Date of
                                                   Year ended December 31,        Deposit) to
                                                                                 December 31,
                                                 2003            2002              2001
Dividend income                                  $ .003          $    -            $    -
Expenses                                          (.029)          (.032)            (.050)
                                                 -----------------------------------------
      Investment income (loss) - net              (.026)          (.032)            (.050)

Distributions to unit holders:
   Investment income - net                           -                -                 -
   Principal from investment transactions            -                -                 -

Net gain (loss) on investments                    1.308          (1.031)           (5.744)
                                                 -----------------------------------------
      Total increase (decrease) in net assets     1.282          (1.063)           (5.794)

Net assets:
   Beginning of the period                        2.680           3.743             9.537
                                                 -----------------------------------------

   End of the period                             $3.962          $2.680            $3.743
                                                 =========================================

Total return                                     47.84%         (28.40)%          (60.75)%
Ratio of total expenses to average net assets      .87%           1.00%             1.31%
Ratio of net investment income (loss) to
   average net assets                             (.78)%         (1.00)%           (1.31)%

                                     FT 503
                         e-BUSINESS PORTFOLIO, SERIES 5

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                SPONSOR:                First Trust Portfolios L.P.
                                        1001 Warrenville Road
                                        Lisle, Illinois 60532
                                        (800) 621-1675

                TRUSTEE:                JPMorgan Chase Bank
                                        4 Chase MetroTech Center, 3rd Floor
                                        Brooklyn, New York 11245

                LEGAL COUNSEL           Chapman and Cutler LLP
                TO SPONSOR:             111 West Monroe Street
                                        Chicago, Illinois 60603

                LEGAL COUNSEL           Carter, Ledyard & Milburn LLP
                TO TRUSTEE:             2 Wall Street
                                        New York, New York 10005

                INDEPENDENT             Deloitte & Touche LLP
                AUDITORS:               180 North Stetson Avenue
                                        Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 503
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 4
                                  412,527 UNITS




PROSPECTUS
Part One
Dated April 30, 2004

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 503, e-Infrastructure Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies which provide the infrastructure which helped build the Internet. At March 1, 2004, each Unit represented a 1/412,527 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $3.370 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

         Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                                          FIRST TRUST PORTFOLIOS L.P.
                                                    Sponsor

                                     FT 503
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 4
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units                                                                        412,527
Fractional Undivided Interest in the Trust per Unit                                  1/412,527
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $1,360,445
   Aggregate Value of Securities per Unit                                               $3.298
   Income and Principal cash (overdraft) in the Portfolio                            $(12,105)
   Income and Principal cash (overdraft) per Unit                                      $(.029)
   Sales Charge 3.093% (3.0% of Public Offering Price,
      including Income and Principal Cash)                                               $.101
   Public Offering Price per Unit                                                       $3.370
Redemption Price and Sponsor Repurchase Price per Unit
   ($.101 less than the Public Offering Price per Unit)                                 $3.269

Date Trust Established                                                        January 24, 2001
Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
e-Infrastructure Portfolio, Series 4


We have audited the statement of assets and liabilities of FT 503, e-Infrastructure Portfolio, Series 4 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, e-Infrastructure Portfolio, Series 4, at December 31, 2003, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 503
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 4

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003


ASSETS

Securities, at fair value (cost, $1,616,617)                       $1,262,859
Receivable from investment transactions                                17,015
                                                                   ----------
TOTAL ASSETS                                                       $1,279,874
                                                                   ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                $    3,496
Cash overdraft                                                          2,696
Unit redemptions payable                                               16,926
                                                                   ----------
TOTAL LIABILITIES                                                      23,118
                                                                   ----------

Net assets, applicable to 419,033 outstanding units
 of fractional undivided interest:
   Cost of Trust assets                                             1,616,617
   Net unrealized appreciation (depreciation)                        (353,758)
   Distributable funds (deficit)                                      277,365
   Less deferred sales charge                                        (271,023)
   Less organization costs                                            (12,445)
                                                                   ----------
                                                                    1,256,756
                                                                   ----------
TOTAL LIABILITIES AND NET ASSETS                                   $1,279,874
                                                                   ==========
Net asset value per unit                                           $    2.999
                                                                   ==========


See notes to financial statements.

                                     FT 503
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 4

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

     Number                                                                          Fair
    of Shares         Name of Issuer of Equity Securities (1)                        Value
                      ACCESS/INFORMATION PROVIDERS - 1%
                      ---------------------------------
     3,621            Qwest Communications International Inc.                        $  15,643

                      COMMUNICATIONS EQUIPMENT - 6%
                      -----------------------------
     2,206            Corning Incorporated                                              23,009
     2,709            JDS Uniphase Corporation                                           9,888
     3,980 (3)        Nortel Networks Corporation                                       16,835
     2,663            Tellabs, Inc.                                                     22,449

                      COMPUTERS & PERIPHERALS - 30%
                      -----------------------------
     1,516            Brocade Communications Systems, Inc.                               8,762
     4,800            Dell Inc. (formerly, Dell Computer Corporation)                  163,008
     1,903            EMC Corporation                                                   24,587
     3,888            Intel Corporation                                                125,194
        80            McDATA Corporation                                                   762
     2,006            Network Appliance, Inc.                                           41,183
     4,871            Sun Microsystems, Inc.                                            21,871

                      NETWORKING PRODUCTS - 8%
                      ------------------------
     3,264            Cisco Systems, Inc.                                               79,283
     1,136            Juniper Networks, Inc.                                            21,220

                      SOFTWARE - 55%
                      --------------
     7,713            Art Technology Group, Inc.                                        11,801
     1,250            BroadVision, Inc.                                                  5,325
     1,428 (3)        Check Point Software Technologies Ltd.                            24,019
     4,612 (2)        Microsoft Corporation                                            127,014
     4,484            Oracle Corporation                                                59,189
    10,888 (2)        Symantec Corporation                                             377,269
     2,009            VeriSign, Inc.                                                    32,747
     1,394            VERITAS Software Corporation                                      51,801
                                                                                    -----------
                      Total investments (total cost $1,616,617) - 100%              $1,262,859
                                                                                    ===========

                                     FT 503
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 4

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003



(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 3% of the net assets of the Trust.

(2)     The number of shares reflects the effect of a two for one stock split.

(3) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 503
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 4

                            STATEMENTS OF OPERATIONS

                                                                                  Period from
                                                                               January 24, 2001
                                                                               (Initial Date of
                                                   Year ended December 31,        Deposit) to
                                                                                 December 31,
                                                2003              2002            2001
Dividend income (net of foreign taxes withheld
   of $16 in 2001)                              $    1,827        $      987      $    1,505

Expenses:
   Trustee and other service fees                   (7,913)           (9,735)         (7,627)
   Evaluator's fees                                 (2,175)           (2,022)         (1,495)
   Supervisory fees                                 (2,538)           (2,443)         (1,848)
   Administrative fees                              (1,088)             (916)           (792)
   Creation and development fees                    (1,162)           (6,906)         (6,743)
   Tax reporting fee                                  (256)             (997)         (1,500)
   Other expenses                                   (2,095)           (3,500)         (2,885)
                                                ----------------------------------------------
   Total expenses                                  (17,227)          (26,519)        (22,890)
                                                ----------------------------------------------
      Investment income (loss) - net               (15,400)          (25,532)        (21,385)

Net gain (loss) on investments:
   Net realized gain (loss)                       (562,679)         (729,543)        (85,668)
   Change in net unrealized appreciation
      (depreciation)                             1,106,934          (646,357)       (814,335)
                                                ----------------------------------------------
                                                   544,255        (1,375,900)       (900,003)
                                                ----------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                    $  528,855       $(1,401,432)      $(921,388)
                                                ==============================================



See notes to financial statements.

                                     FT 503
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 4

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      Period from
                                                                                    January 24, 2001
                                                         Year ended December 31,     (Initial Date of
                                                                                        Deposit) to
                                                   2003              2002            December 31, 2001
Net increase (decrease) in net assets
 resulting from operations:
   Investment income (loss) - net                  $   (15,400)      $   (25,532)     $  (21,385)
   Net realized gain (loss) on investments            (562,679)         (729,543)        (85,668)
   Change in net unrealized appreciation
      (depreciation) on investments                  1,106,934          (646,357)       (814,335)
                                                   ----------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                        528,855        (1,401,432)       (921,388)
                                                   ----------------------------------------------

Units issued                                            11,956                 -       4,422,054
   Deferred sales charge                                     -             3,701        (269,551)
   Organization costs                                        -                 -         (12,103)
                                                   ----------------------------------------------
   Total                                                11,956             3,701       4,140,400
                                                   ----------------------------------------------

Unit redemptions                                      (689,391)         (542,786)              -

Distributions to unit holders:
   Investment income - net                                  -                 -               -
   Principal from investment transactions              (18,273)               -               -
                                                   ----------------------------------------------
   Total distributions                                 (18,273)               -               -
                                                   ----------------------------------------------
Total increase (decrease) in net assets               (166,853)       (1,940,517)      3,219,012

Net assets:
   Beginning of the period                           1,423,609         3,364,126         145,114
                                                   ----------------------------------------------
   End of the period                               $ 1,256,756       $ 1,423,609      $3,364,126
                                                   ==============================================
Distributable funds (deficit) at end of the period $   277,365       $   273,351        $255,519
                                                   ==============================================
Trust units:
   Beginning of the period                             716,900           942,101          15,215
   Issued                                                5,654                 -         926,886
   Redemptions                                        (303,521)         (225,201)              -
                                                   ----------------------------------------------
   End of the period                                   419,033           716,900         942,101
                                                   ==============================================
See notes to financial statements.

                                     FT 503
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 4

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 503, e-Infrastructure Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies which provide the infrastructure which helped build the Internet.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 0.55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $12,445, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                  Unrealized appreciation                   $ 315,076
                  Unrealized depreciation                    (668,834)
                                                            ----------
                                                            $(353,758)
                                                            ==========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which was equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                                 Period from
                                                                              January 24, 2001
                                                                              (Initial Date of
                                                   Year ended December 31,       Deposit) to
                                                                                December 31,
                                                 2003          2002               2001
Dividend income                                  $ .004        $   .001         $   .003
Expenses                                          (.034)          (.032)           (.043)
                                                 ----------------------------------------
      Investment income (loss) - net              (.030)          (.031)           (.040)

Distributions to unit holders:
   Investment income - net                           -                -                -
   Principal from investment transactions         (.035)              -                -

Net gain (loss) on investments                    1.078          (1.554)          (5.927)
                                                 ----------------------------------------
      Total increase (decrease) in net assets     1.013          (1.585)          (5.967)

Net assets:
   Beginning of the period                        1.986           3.571            9.538
                                                 ----------------------------------------

   End of the period                             $2.999        $  1.986         $  3.571
                                                 ========================================

Total return                                     52.77%         (44.39)%         (62.56)%
Ratio of total expenses to average net assets     1.36%           1.15%            1.13%
Ratio of net investment income (loss) to
   average net assets                            (1.20)%         (1.12)%          (1.06)%

                                     FT 503
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 4

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                      SPONSOR:            First Trust Portfolios L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois 60532
                                          (800) 621-1675

                      TRUSTEE:            JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York 11245

                      LEGAL COUNSEL       Chapman and Cutler LLP
                      TO SPONSOR:         111 West Monroe Street
                                          Chicago, Illinois 60603

                      LEGAL COUNSEL       Carter, Ledyard & Milburn LLP
                      TO TRUSTEE:         2 Wall Street
                                          New York, New York 10005

                      INDEPENDENT         Deloitte & Touche LLP
                      AUDITORS:           180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 503
                        FIBER OPTICS PORTFOLIO, SERIES 4
                                 2,368,007 UNITS




PROSPECTUS
Part One
Dated April 30, 2004

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 503, Fiber Optics Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of telecommunications companies focusing on the use of fiber optic technology. At March 1, 2004, each Unit represented a 1/2,368,007 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $1.121 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

     Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 503
                        FIBER OPTICS PORTFOLIO, SERIES 4
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units                                                                      2,368,007
Fractional Undivided Interest in the Trust per Unit                                1/2,368,007
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $2,643,284
   Aggregate Value of Securities per Unit                                               $1.116
   Income and Principal cash (overdraft) in the Portfolio                            $(68,228)
   Income and Principal cash (overdraft) per Unit                                      $(.029)
   Sales Charge 3.093% (3.0% of Public Offering Price,
      including Income and Principal Cash)                                               $.034
   Public Offering Price per Unit                                                       $1.121
Redemption Price and Sponsor Repurchase Price per Unit
   ($.034 less than the Public Offering Price per Unit)                                 $1.087

Date Trust Established                                                        January 24, 2001

Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
Fiber Optics Portfolio, Series 4


We have audited the statement of assets and liabilities of FT 503, Fiber Optics Portfolio, Series 4 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, Fiber Optics Portfolio, Series 4, at December 31, 2003, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 503
                        FIBER OPTICS PORTFOLIO, SERIES 4

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003

ASSETS

Securities, at fair value (cost, $5,679,641)                     $2,429,389
Receivable from investment transactions                               5,391
                                                                 ----------
TOTAL ASSETS                                                     $2,434,780
                                                                 ==========
LIABILITIES AND NET ASSETS

Accrued liabilities                                              $   18,498
Cash overdraft                                                        1,995
Unit redemptions payable                                             16,416
                                                                 -----------
TOTAL LIABILITIES                                                    36,909
                                                                 -----------

Net assets, applicable to 2,481,728 outstanding units
  of fractional undivided interest:
   Cost of Trust assets                                           5,679,641
   Net unrealized appreciation (depreciation)                    (3,250,252)
   Distributable funds (deficit)                                    803,642
   Less deferred sales charge                                      (810,201)
   Less organization costs                                          (24,959)
                                                                 -----------
                                                                  2,397,871
                                                                 -----------
TOTAL LIABILITIES AND NET ASSETS                                 $2,434,780
                                                                 ===========
Net asset value per unit                                         $    .966
                                                                 ===========


See notes to financial statements.

                                     FT 503
                        FIBER OPTICS PORTFOLIO, SERIES 4

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

     Number                                                                         Fair
    of Shares         Name of Issuer of Equity Securities (1)                       Value
                      COMMUNICATIONS SERVICES - 12%
                      -----------------------------
    17,548            Level 3 Communications, Inc.                                  $  100,024
    18,229            Qwest Communications International Inc.                           78,749
    11,153            Time Warner Telecom Inc. (Class A)                               112,980

                      COMMUNICATIONS EQUIPMENT - 31%
                      ------------------------------
       454            Agere Systems Inc. (Class A)                                       1,385
    11,104            Agere Systems Inc. (Class B)                                      32,202
    12,735            Agilent Technologies, Inc.                                       372,371
    43,092            Lucent Technologies Inc.                                         122,381
    20,506 (2)        Nortel Networks Corporation                                       86,740
    13,884            Tellabs, Inc.                                                    117,042

                      FIBER OPTICS/OPTICAL COMPONENTS - 31%
                      -------------------------------------
    10,379            Avanex Corporation                                                51,791
    11,043 (2)        Celestica Inc.                                                   166,418
     7,873            CIENA Corporation                                                 52,277
    11,658            Corning Incorporated                                             121,593
    17,732            Digital Lightwave, Inc.                                           14,363
    21,666            Finisar Corporation                                               67,815
    13,059            JDS Uniphase Corporation                                          47,665
    15,026            New Focus, Inc.                                                   75,431
    19,796            Solectron Corporation                                            116,994
     5,634            Stratos Lightwave, Inc.                                           38,199

                      NETWORKING PRODUCTS - 27%
                      -------------------------
    18,749            Cisco Systems, Inc.                                              455,413
     6,066            Juniper Networks, Inc.                                           113,313
    16,077            Sycamore Networks, Inc.                                           84,243
                                                                                    ----------
                      Total investments (total cost $5,679,641) - 101%              $2,429,389
                                                                                    ==========

                                     FT 503
                        FIBER OPTICS PORTFOLIO, SERIES 4

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003




(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 11% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.






See notes to financial statements.

                                     FT 503
                        FIBER OPTICS PORTFOLIO, SERIES 4

                            STATEMENTS OF OPERATIONS


                                                                                     Period from
                                                                                 January 24, 2001
                                                                                  (Initial Date of
                                                       Year ended December 31,        Deposit) to
                                                                                 December 31,
                                                    2003              2002            2001
Dividend income (net of foreign taxes withheld
   of $39 in 2001)                                  $       -         $    1,244      $    3,566
Expenses:
   Trustee and other service fees                      (28,918)          (31,711)        (22,098)
   Evaluator's fees                                     (8,687)           (7,455)         (4,276)
   Supervisory fees                                    (10,135)           (8,954)         (5,342)
   Administrative fees                                  (4,343)           (3,451)         (2,289)
   Creation and development fees                        (7,075)          (10,553)        (12,974)
   Tax reporting fee                                    (1,248)           (7,132)         (1,500)
   Other expenses                                      (11,600)           (6,000)         (8,000)
                                                    ----------------------------------------------
   Total expenses                                      (72,006)          (75,256)        (56,479)
   Evaluator, supervisory and
      administrative fees waived                        17,374                 -               -
                                                    ----------------------------------------------
   Net expenses                                        (54,632)          (75,256)        (56,479)
                                                    ----------------------------------------------
      Investment income (loss) - net                   (54,632)          (74,012)        (52,913)

Net gain (loss) on investments:
   Net realized gain (loss)                           (905,381)       (2,370,242)       (726,777)
   Change in net unrealized appreciation
      (depreciation)                                 1,969,004        (1,992,403)     (3,226,853)
                                                    ----------------------------------------------
                                                     1,063,623        (4,362,645)     (3,953,630)
                                                    ----------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                        $1,008,991       $(4,436,657)    $(4,006,543)
                                                    =============================================

See notes to financial statements.

                                                    FT 503
                                       FIBER OPTICS PORTFOLIO, SERIES 4

                                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                        Period from
                                                                                       January 24, 2001
                                                           Year ended December 31,     (Initial Date of
                                                                                          Deposit) to
                                                      2003             2002           December 31, 2001
Net increase (decrease) in net assets
 resulting from operations:
   Investment income (loss) - net                     $  (54,632)      $   (74,012)   $    (52,913)
   Net realized gain (loss) on investments              (905,381)       (2,370,242)       (726,777)
   Change in net unrealized appreciation
      (depreciation) on investments                    1,969,004        (1,992,403)     (3,226,853)
                                                      ---------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                        1,008,991        (4,436,657)     (4,006,543)
                                                      ---------------------------------------------

Units issued                                                   -           429,986      10,814,615
   Deferred sales charge                                       -            10,105        (815,095)
   Organization costs                                          -                 -         (24,614)
                                                      ---------------------------------------------
   Total                                                       -           440,091       9,974,906
                                                      ---------------------------------------------

Unit redemptions                                        (307,852)         (421,239)              -

Distributions to unit holders:
   Investment income - net                                     -                 -               -
   Principal from investment transactions                      -                 -               -
                                                      ---------------------------------------------
   Total distributions                                         -                 -               -
                                                      ---------------------------------------------
Total increase (decrease) in net assets                  701,139        (4,417,805)      5,968,363

Net assets:
   Beginning of the period                             1,696,732         6,114,537         146,174
                                                      ---------------------------------------------
   End of the period                                  $2,397,871       $ 1,696,732    $  6,114,537
                                                      =============================================
Distributable funds (deficit) at end of the period    $  803,642       $   808,562    $    757,626
                                                      =============================================
Trust units:
   Beginning of the period                             2,873,923         3,158,350          15,326
   Issued                                                      -           209,704       3,143,024
   Redemptions                                          (392,195)         (494,131)              -
                                                      ---------------------------------------------
   End of the period                                   2,481,728         2,873,923       3,158,350
                                                      =============================================
See notes to financial statements.

                                     FT 503
                        FIBER OPTICS PORTFOLIO, SERIES 4

                          NOTES TO FINANCIAL STATEMENTS



1.    Organization

FT 503, Fiber Optics Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of telecommunications companies focusing on the use of fiber optic technology.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Sponsor and Evaluator have waived approximately 75% of the evaluator, supervisory and administrative fees for the year ended December 31, 2003. The Sponsor and Evaluator intend to continue to waive approximately 75% of these fees until the termination of the Trust.

The Trust pays a creation and development fee 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 0.55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $24,959, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                  Unrealized appreciation                    $   100,836
                  Unrealized depreciation                     (3,351,088)
                                                             ------------
                                                             $(3,250,252)
                                                             ============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which was equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                  Period from
                                                                               January 24, 2001
                                                                               (Initial Date of
                                                   Year ended December 31,        Deposit) to
                                                                                 December 31,
                                                  2003            2002              2001
Dividend income                                   $   -           $   -        $ .002
Expenses                                           (.020)          (.024)       (.038)
                                                  -------------------------------------
      Investment income (loss) - net               (.020)          (.024)        (.036)

Distributions to unit holders:
   Investment income - net                            -                -             -
   Principal from investment transactions             -                -             -

Net gain (loss) on investments                      .396          (1.322)       (7.566)
                                                  -------------------------------------
      Total increase (decrease) in net assets       .376          (1.346)       (7.602)

Net assets:
   Beginning of the period                          .590           1.936         9.538
                                                  -------------------------------------

   End of the period                              $ .966          $ .590       $ 1.936
                                                  =====================================

Total return                                       63.73%         (69.52)%      (79.70)%
Ratio of total expenses to average net assets       2.57%*          1.90%         1.44%
Ratio of net investment income (loss) to
   average net assets                              (2.57)%*        (1.90)%       (1.35)%


* Such percentage is after the waiver of certain fees. The Sponsor and Evaluator voluntarily waived approximately 75% of the evaluator, supervisory and administrative fees (equal to approximately .90% of average net assets) for the year ended December 31, 2003.

                                     FT 503
                        FIBER OPTICS PORTFOLIO, SERIES 4

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                      SPONSOR:             First Trust Portfolios L.P.
                                           1001 Warrenville Road
                                           Lisle, Illinois 60532
                                           (800) 621-1675

                      TRUSTEE:             JPMorgan Chase Bank
                                           4 Chase MetroTech Center, 3rd Floor
                                           Brooklyn, New York 11245

                      LEGAL COUNSEL        Chapman and Cutler LLP
                      TO SPONSOR:          111 West Monroe Street
                                           Chicago, Illinois 60603

                      LEGAL COUNSEL        Carter, Ledyard & Milburn LLP
                      TO TRUSTEE:          2 Wall Street
                                           New York, New York 10005

                      INDEPENDENT          Deloitte & Touche LLP
                      AUDITORS:            180 North Stetson Avenue
                                           Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 503
                    GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4
                                  696,623 UNITS



PROSPECTUS
Part One
Dated April 30, 2004

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 503, Genomics & Proteomics Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies and pharmaceutical companies that are actively participating in genomics and proteomics research. At March 1, 2004, each Unit represented a 1/696,623 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $6.197 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

      Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                               FIRST TRUST PORTFOLIOS L.P.
                                        Sponsor

                                     FT 503
                    GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004

                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                    696,623
Fractional Undivided Interest in the Trust per Unit                                  1/696,623
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $4,204,194
   Aggregate Value of Securities per Unit                                               $6.035
   Income and Principal cash (overdraft) in the Portfolio                            $(16,807)
   Income and Principal cash (overdraft) per Unit                                      $(.024)
   Sales Charge 3.093% (3.0% of Public Offering Price,
      including Income and Principal Cash)                                               $.186
   Public Offering Price per Unit                                                       $6.197
Redemption Price and Sponsor Repurchase Price per Unit
   ($.186 less than the Public Offering Price per Unit)                                 $6.011

Date Trust Established                                                        January 24, 2001

Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
Genomics & Proteomics Portfolio, Series 4


We have audited the statement of assets and liabilities of FT 503, Genomics & Proteomics Portfolio, Series 4 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, Genomics & Proteomics Portfolio, Series 4, at December 31, 2003, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 503
                    GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003


ASSETS

Securities, at fair value (cost, $4,907,984)                      $ 3,903,479
Receivable from investment transactions                                39,786
                                                                  ------------
TOTAL ASSETS                                                      $ 3,943,265
                                                                  ============
LIABILITIES AND NET ASSETS

Accrued liabilities                                               $     5,522
Cash overdraft                                                            428
Unit redemptions payable                                               46,428
                                                                  ------------
TOTAL LIABILITIES                                                      52,378
                                                                  ------------
Net assets, applicable to 711,141 outstanding units
  of fractional undivided  interest:
   Cost of Trust assets                                             4,907,984
   Net unrealized appreciation (depreciation)                      (1,004,505)
   Distributable funds (deficit)                                      281,746
   Less deferred sales charge                                        (284,195)
   Less organization costs                                            (10,143)
                                                                  ------------
                                                                    3,890,887
                                                                  ------------
TOTAL LIABILITIES AND NET ASSETS                                  $ 3,943,265
                                                                  ============
Net asset value per unit                                          $     5.471
                                                                  ============


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 503
                    GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

     Number                                                                         Fair
    of Shares         Name of Issuer of Equity Securities (1)                       Value
     5,872            Abgenix, Inc.                                                 $   73,165
     3,921            Affymetrix, Inc.                                                  96,496
     7,256            Amgen Inc.                                                       448,421
     5,386            Applera Corporation - Celera Genomics Group                       74,919
     8,449 (2)        Biogen Idec Inc.                                                 310,754
     5,483            Chiron Corporation                                               312,476
     6,593            CuraGen Corporation                                               48,327
     8,829            Emisphere Technologies, Inc.                                      48,383
     4,025            Enzon, Inc.                                                       48,300
    10,356            Gene Logic Inc.                                                   53,748
     4,374            Genentech, Inc.                                                  409,275
     5,413            Genzyme Corporation (General Division)                           267,078
    15,365            Gilead Sciences, Inc.                                            893,321
     4,324            Human Genome Sciences, Inc.                                       57,293
     8,818            Incyte Genomics, Inc.                                             60,315
     7,941            Medarex, Inc.                                                     49,472
     5,062            MedImmune, Inc.                                                  128,575
    11,041            Millennium Pharmaceuticals, Inc.                                 206,135
     3,900            Myriad Genetics, Inc.                                             50,154
     9,202            Pharmacopeia, Inc.                                               130,760
     7,604            Protein Design Labs, Inc.                                        136,112
                                                                                    -----------
                      Total investments (total cost $4,907,984) - 100%              $3,903,479
                                                                                    ===========

                                     FT 503
                    GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003






(1)     Percentages are calculated based on net assets.

(2) In November 2003, IDEC Pharmaceuticals Corporation ("IDEC"), one of the Trust's original holdings, acquired Biogen, Inc. ("Biogen"). Concurrently, the company changed its name to Biogen Idec Inc.


See notes to financial statements.

                                     FT 503
                    GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4

                            STATEMENTS OF OPERATIONS


                                                                                    Period from
                                                                                 January 24, 2001
                                                                                 (Initial Date of
                                                      Year ended December 31,       Deposit) to
                                                                                    December 31,
                                                  2003              2002            2001
Dividend income                                   $       -         $       -         $     -

Expenses:
   Trustee and other service fees                    (9,078)          (10,420)         (7,570)
   Evaluator's fees                                  (2,515)           (2,159)         (1,511)
   Supervisory fees                                  (2,934)           (2,610)         (1,863)
   Administrative fees                               (1,257)             (966)           (800)
   Creation and development fees                          -           (10,790)        (13,136)
   Tax reporting fee                                   (741)           (1,174)         (1,500)
   Other expenses                                    (3,556)           (3,500)         (2,885)
                                                 ---------------------------------------------
   Total expenses                                   (20,081)          (31,619)        (29,265)
                                                 ---------------------------------------------
      Investment income (loss) - net                (20,081)          (31,619)        (29,265)

Net gain (loss) on investments:
   Net realized gain (loss)                        (278,644)         (841,832)         (4,487)
   Change in net unrealized appreciation
      (depreciation)                              1,729,247        (2,977,679)        243,927
                                                 ---------------------------------------------
                                                  1,450,603        (3,819,511)        239,440
                                                 ---------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     $1,430,522       $(3,851,130)       $210,175
                                                 ============================================


See notes to financial statements.

                                     FT 503
                    GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                        Period from
                                                                                      January 24, 2001
                                                          Year ended December 31,     (Initial Date of
                                                                                         Deposit) to
                                                     2003             2002           December 31, 2001
Net increase (decrease) in net assets
 resulting from operations:
   Investment income (loss) - net                    $  (20,081)       $  (31,619)     $  (29,265)
   Net realized gain (loss) on investments             (278,644)         (841,832)         (4,487)
   Change in net unrealized appreciation
      (depreciation) on investments                   1,729,247        (2,977,679)        243,927
                                                     ---------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                       1,430,522        (3,851,130)        210,175
                                                     ---------------------------------------------

Units issued                                             11,526           237,556       7,579,053
   Deferred sales charge                                      -               849        (279,811)
   Organization costs                                         -                 -          (9,797)
                                                     ---------------------------------------------
   Total                                                 11,526           238,405       7,289,445
                                                      --------------------------------------------

Unit redemptions                                       (571,867)         (819,794)              -

Distributions to unit holders:
   Investment income - net                                    -                 -               -
   Principal from investment transactions                     -          (193,182)              -
                                                     ---------------------------------------------
   Total distributions                                        -          (193,182)              -
                                                     ---------------------------------------------
Total increase (decrease) in net assets                 870,181        (4,625,701)      7,499,620

Net assets:
   Beginning of the period                            3,020,706         7,646,407         146,787
                                                     ---------------------------------------------
   End of the period                                 $3,890,887        $3,020,706      $7,646,407
                                                     =============================================
Distributable funds (deficit) at end of the period   $  281,746        $  275,870      $  261,579
                                                     =============================================
Trust units:
   Beginning of the period                              830,294           991,688          15,390
   Issued                                                 2,957            40,451         976,298
   Redemptions                                         (122,110)         (201,845)              -
                                                     ---------------------------------------------
   End of the period                                    711,141           830,294         991,688
                                                     =============================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 503
                    GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4

                          NOTES TO FINANCIAL STATEMENTS



1.    Organization

FT 503, Genomics & Proteomics Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies and pharmaceutical companies that are actively participating in genomics and proteomics research.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 0.55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $10,143, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                  Unrealized appreciation            $   811,424
                  Unrealized depreciation             (1,815,929)
                                                     ------------
                                                     $(1,004,505)
                                                     ============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which was equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                                  Period from
                                                                               January 24, 2001
                                                                               (Initial Date of
                                                   Year ended December 31,        Deposit) to
                                                                                 December 31,
                                                 2003            2002              2001
Dividend income                                  $   -           $    -          $      -
Expenses                                          (.026)          (.033)            (.054)
                                                 ------------------------------------------
      Investment income (loss) - net              (.026)          (.033)            (.054)

Distributions to unit holders:
   Investment income - net                           -                -                 -
   Principal from investment transactions            -            (.196)                -

Net gain (loss) on investments                    1.859          (3.843)           (1.774)
                                                ------------------------------------------
      Total increase (decrease) in net assets     1.833          (4.072)           (1.828)

Net assets:
   Beginning of the period                        3.638           7.710             9.538
                                                ------------------------------------------

   End of the period                            $ 5.471          $3.638          $  7.710
                                                ==========================================

Total return                                     50.38%         (50.27)%          (19.17)%
Ratio of total expenses to average net assets      .57%            .58%              .74%
Ratio of net investment income (loss) to
   average net assets                             (.57)%          (.58)%            (.74)%

                                     FT 503
                    GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                      SPONSOR:             First Trust Portfolios L.P.
                                           1001 Warrenville Road
                                           Lisle, Illinois 60532
                                           (800) 621-1675

                      TRUSTEE:             JPMorgan Chase Bank
                                           4 Chase MetroTech Center, 3rd Floor
                                           Brooklyn, New York 11245

                      LEGAL COUNSEL        Chapman and Cutler LLP
                      TO SPONSOR:          111 West Monroe Street
                                           Chicago, Illinois 60603

                      LEGAL COUNSEL        Carter, Ledyard & Milburn LLP
                      TO TRUSTEE:          2 Wall Street
                                           New York, New York 10005

                      INDEPENDENT          Deloitte & Touche LLP
                      AUDITORS:            180 North Stetson Avenue
                                           Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 503
                      GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3
                                  385,985 UNITS



PROSPECTUS
Part One
Dated April 30, 2004

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 503, Global Technology Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies which are working to meet the potential increase in worldwide demand for telecommunications and technology that is being created by the e-revolution. At March 1, 2004, each Unit represented a 1/385,985 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $4.831 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

          Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                                FIRST TRUST PORTFOLIOS L.P.
                                          Sponsor

                                     FT 503
                      GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004

                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units                                                                        385,985
Fractional Undivided Interest in the Trust per Unit                                  1/385,985
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $1,817,786
   Aggregate Value of Securities per Unit                                               $4.709
   Income and Principal cash (overdraft) in the Portfolio                             $(8,988)
   Income and Principal cash (overdraft) per Unit                                      $(.023)
   Sales Charge 3.093% (3.0% of Public Offering Price,
      including Income and Principal Cash)                                               $.145
   Public Offering Price per Unit                                                       $4.831
Redemption Price and Sponsor Repurchase Price per Unit
   ($.145 less than the Public Offering Price per Unit)                                 $4.686

Date Trust Established                                                        January 24, 2001

Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
Global Technology Portfolio, Series 3


We have audited the statement of assets and liabilities of FT 503, Global Technology Portfolio, Series 3 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, Global Technology Portfolio, Series 3, at December 31, 2003, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 503
                      GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003



ASSETS

Securities, at fair value (cost, $2,197,190)                      $1,838,702
Dividends receivable                                                   1,000
                                                                  -----------
TOTAL ASSETS                                                      $1,839,702
                                                                  ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                               $    3,148
Cash overdraft                                                         5,500
                                                                  -----------
TOTAL LIABILITIES                                                      8,648
                                                                  -----------
Net assets, applicable to 403,369 outstanding units
  of fractional undivided interest:
   Cost of Trust assets                                            2,197,190
   Net unrealized appreciation (depreciation)                       (358,488)
   Distributable funds (deficit)                                     178,865
   Less deferred sales charge                                       (178,081)
   Less organization costs                                            (8,432)
                                                                  -----------
                                                                   1,831,054
                                                                  -----------
TOTAL LIABILITIES AND NET ASSETS                                  $1,839,702
                                                                  ===========
Net asset value per unit                                          $    4.539
                                                                  ===========


See notes to financial statements.

                                     FT 503
                      GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

     Number                                                                         Fair
    of Shares         Name of Issuer of Equity Securities (1)                       Value
                      COMMUNICATIONS EQUIPMENT - 17%
                      ------------------------------
     1,921            Alcatel SA (ADR)                                              $   24,685
     2,825            Cisco Systems, Inc.                                               68,619
     1,793            Corning Incorporated                                              18,701
     1,037            L.M. Ericsson AB (ADR)                                            18,355
     2,011            JDS Uniphase Corporation                                           7,340
     3,115            Nokia Oy (ADR)                                                    52,955
     3,172 (3)        Nortel Networks Corporation                                       13,418
     1,536            QUALCOMM Incorporated                                             82,836
     2,165            Tellabs, Inc.                                                     18,251

                      COMPUTERS & PERIPHERALS - 11%
                      -----------------------------
     1,147            Brocade Communications Systems, Inc.                               6,630
     4,557            Dell Inc. (formerly, Dell Computer Corporation)                  154,756
     1,571            EMC Corporation                                                   20,297
        56            McDATA Corporation                                                   534
     3,900            Sun Microsystems, Inc.                                            17,511

                      COMPUTER SOFTWARE & SERVICES - 16%
                      ----------------------------------
     1,199 (3)        Check Point Software Technologies Ltd.                            20,167
     3,984 (2)        Microsoft Corporation                                            109,719
     3,780            Oracle Corporation                                                49,896
     2,819            SAP AG (ADR)                                                     117,158

                      ELECTRONICS - 19%
                      -----------------
     3,155            Canon Inc. (ADR)                                                 150,304
     1,689 (3)        Celestica, Inc.                                                   25,453
     1,065            Kyocera Corporation (ADR)                                         71,355
     2,917 (3)        Koninklijke (Royal) Philips Electronics N.V.                      84,856
     3,011            Solectron Corporation                                             17,795

                      SEMICONDUCTOR EQUIPMENT - 17%
                      -----------------------------
     4,327 (3)        ASM Lithography Holding N.V.                                      86,756
     4,999            Applied Materials, Inc.                                          112,228
     2,747            Novellus Systems, Inc.                                           115,511




                                     FT 503
                      GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003


     Number                                                                             Fair
    of Shares         Name of Issuer of Equity Securities (1)                           Value

                      SEMICONDUCTORS - 20%
                      -------------------
     4,002            Altera Corporation                                            $   90,845
     3,386            Intel Corporation                                                109,029
     1,182 (3)        PMC-Sierra, Inc.                                                  23,817
     2,592 (3)        STMicroelectronics N.V.                                           70,010
     2,686            Texas Instruments Incorporated                                    78,915
                                                                                    -----------
                      Total investments (total cost $2,197,190) - 100%              $1,838,702
                                                                                    ===========

(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 41% of the net assets of the Trust.

(2)     The number of shares reflects the effect of a two for one stock split.

(3) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.




See notes to financial statements.

                                     FT 503
                      GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3

                            STATEMENTS OF OPERATIONS


                                                                                  Period from
                                                                               January 24, 2001
                                                                               (Initial Date of
                                                   Year ended December 31,        Deposit) to
                                                                                 December 31,
                                                   2003              2002            2001
Dividend income (net of foreign taxes withheld
   of $1,054, $1,216 and $530 in 2003, 2002
   and 2001, respectively)                         $  6,900          $  4,825       $   2,833

Expenses:
   Trustee and other service fees                    (5,797)           (7,322)         (5,122)
   Evaluator's fees                                  (1,519)           (1,479)         (1,012)
   Supervisory fees                                  (1,772)           (1,777)         (1,244)
   Administrative fees                                 (759)             (674)           (533)
   Creation and development fees                       (581)           (8,026)         (6,210)
   Tax reporting fee                                   (320)             (249)         (1,500)
   Other expenses                                    (2,017)           (2,472)         (2,885)
                                                   --------------------------------------------
   Total expenses                                   (12,765)          (21,999)        (18,506)
                                                   --------------------------------------------
      Investment income (loss) - net                 (5,865)          (17,174)        (15,673)

Net gain (loss) on investments:
   Net realized gain (loss)                        (150,579)         (345,939)       (134,390)
   Change in net unrealized appreciation
      (depreciation)                                870,198          (843,381)       (385,305)
                                                   --------------------------------------------
                                                    719,619        (1,189,320)       (519,695)
                                                   --------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                       $713,754       $(1,206,494)      $(535,368)
                                                   ============================================



See notes to financial statements.

                                     FT 503
                      GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                     Period from
                                                                                   January 24, 2001
                                                   Year ended December 31,        (Initial Date of
                                                                                     Deposit) to
                                                     2003             2002          December 31, 2001
Net increase (decrease) in net assets
 resulting from operations:
   Investment income (loss) - net                    $  (5,865)       $  (17,174)     $  (15,673)
   Net realized gain (loss) on investments            (150,579)         (345,939)       (134,390)
   Change in net unrealized appreciation
      (depreciation) on investments                    870,198          (843,381)       (385,305)
                                                     ---------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                        713,754        (1,206,494)       (535,368)
                                                     ---------------------------------------------

Units issued                                                 -           125,126       3,736,904
   Deferred sales charge                                     -             2,930        (175,898)
   Organization costs                                        -               263          (8,357)
                                                     ---------------------------------------------
   Total                                                     -           128,319       3,552,649
                                                     ---------------------------------------------

Unit redemptions                                      (339,292)         (625,943)              -

Distributions to unit holders:
   Investment income - net                                   -                 -               -
   Principal from investment transactions                    -                 -               -
                                                     ---------------------------------------------
   Total distributions                                       -                 -               -
                                                     ---------------------------------------------
Total increase (decrease) in net assets                374,462        (1,704,118)      3,017,281

Net assets:
   Beginning of the period                           1,456,592         3,160,710         143,429
                                                    ---------------------------------------------
   End of the period                                $1,831,054        $1,456,592      $3,160,710
                                                    =============================================
Distributable funds (deficit) at end of the period  $  178,865        $  179,783      $  170,388
                                                    =============================================
Trust units:
   Beginning of the period                             494,400           646,195          15,038
   Issued                                                  -              24,627         631,157
   Redemptions                                         (91,031)         (176,422)              -
                                                    ---------------------------------------------
   End of the period                                   403,369           494,400         646,195
                                                    =============================================
See notes to financial statements.

                                     FT 503
                      GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3

                          NOTES TO FINANCIAL STATEMENTS



1.    Organization

FT 503, Global Technology Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies which are working to meet the potential increase in worldwide demand for telecommunications and technology that is being created by the e-revolution.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 0.55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $8,432, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                  Unrealized appreciation                         $ 150,038
                  Unrealized depreciation                          (508,526)
                                                                  -----------
                                                                  $(358,488)
                                                                  ===========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which was equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                  Period from
                                                                               January 24, 2001
                                                                               (Initial Date of
                                                   Year ended December 31,        Deposit) to
                                                                                 December 31,
                                                  2003            2002              2001
Dividend income                                   $  .015         $  .008           $  .008
Expenses                                            (.028)          (.037)            (.052)
                                                  ------------------------------------------
      Investment income (loss) - net                (.013)          (.029)            (.044)

Distributions to unit holders:
   Investment income - net                             -                -                 -
   Principal from investment transactions              -                -                 -

Net gain (loss) on investments                      1.606          (1.916)           (4.603)
                                                   -----------------------------------------
      Total increase (decrease) in net assets       1.593          (1.945)           (4.647)

Net assets:
   Beginning of the period                          2.946           4.891             9.538
                                                   -----------------------------------------

   End of the period                               $4.539          $2.946            $4.891
                                                   =========================================

Total return                                       54.07%         (39.77)%          (48.72)%
Ratio of total expenses to average net assets        .75%            .94%              .99%
Ratio of net investment income (loss) to
   average net assets                               (.35)%          (.74)%            (.84)%


                                     FT 503
                      GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                      SPONSOR:              First Trust Portfolios L.P.
                                            1001 Warrenville Road
                                            Lisle, Illinois 60532
                                            (800) 621-1675

                      TRUSTEE:              JPMorgan Chase Bank
                                            4 Chase MetroTech Center, 3rd Floor
                                            Brooklyn, New York 11245

                      LEGAL COUNSEL         Chapman and Cutler LLP
                      TO SPONSOR:           111 West Monroe Street
                                            Chicago, Illinois 60603

                      LEGAL COUNSEL         Carter, Ledyard & Milburn LLP
                      TO TRUSTEE:           2 Wall Street
                                            New York, New York 10005

                      INDEPENDENT           Deloitte & Touche LLP
                      AUDITORS:             180 North Stetson Avenue
                                            Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 503
                        SEMICONDUCTOR PORTFOLIO, SERIES 6
                                 1,045,926 UNITS



PROSPECTUS
Part One
Dated April 30, 2004

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 503, Semiconductor Portfolio, Series 6 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies in the semiconductor industry. At March 1, 2004, each Unit represented a 1/1,045,926 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $6.280 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

     Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                               FIRST TRUST PORTFOLIOS L.P.
                                        Sponsor

                                     FT 503
                        SEMICONDUCTOR PORTFOLIO, SERIES 6
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004

                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units                                                                      1,045,926
Fractional Undivided Interest in the Trust per Unit                                1/1,045,926
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $6,389,073
   Aggregate Value of Securities per Unit                                               $6.109
   Income and Principal cash (overdraft) in the Portfolio                            $(17,380)
   Income and Principal cash (overdraft) per Unit                                      $(.017)
   Sales Charge 3.093% (3.0% of Public Offering Price,
      including Income and Principal Cash)                                               $.188
   Public Offering Price per Unit                                                       $6.280
Redemption Price and Sponsor Repurchase Price per Unit
   ($.188 less than the Public Offering Price per Unit)                                 $6.092

Date Trust Established                                                        January 24, 2001

Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
Semiconductor Portfolio, Series 6


We have audited the statement of assets and liabilities of FT 503, Semiconductor Portfolio, Series 6 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, Semiconductor Portfolio, Series 6, at December 31, 2003, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 503
                        SEMICONDUCTOR PORTFOLIO, SERIES 6

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003


ASSETS

Securities, at fair value (cost, $7,259,880)                        $6,515,874
Dividends receivable                                                       721
Receivable from investment transactions                                 22,811
                                                                    ----------
TOTAL ASSETS                                                        $6,539,406
                                                                    ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                 $    8,586
Cash overdraft                                                           1,017
Unit redemptions payable                                                33,347
                                                                    ----------
TOTAL LIABILITIES                                                       42,950
                                                                    ----------

Net assets, applicable to 1,078,701 outstanding units
  of fractional undivided interest:
   Cost of Trust assets                                              7,259,880
   Net unrealized appreciation (depreciation)                         (744,006)
   Distributable funds (deficit)                                       623,948
   Less deferred sales charge                                         (613,459)
   Less organization costs                                             (29,907)
                                                                    ----------
                                                                     6,496,456
                                                                    ----------
TOTAL LIABILITIES AND NET ASSETS                                    $6,539,406
                                                                    ==========
Net asset value per unit                                            $   6.022
                                                                    ==========


See notes to financial statements.

                                     FT 503
                        SEMICONDUCTOR PORTFOLIO, SERIES 6

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

     Number                                                                         Fair
    of Shares         Name of Issuer of Equity Securities (1)                       Value
                      SEMICONDUCTORS - 71%
                      ---------------------
    13,679            Altera Corporation                                            $  310,513
     7,319            Analog Devices, Inc.                                             334,112
    25,392            Atmel Corporation                                                152,606
     3,225            Broadcom Corporation (Class A)                                   109,940
    14,795            Cypress Semiconductors Corporation                               316,021
    23,974            Fairchild Semiconductors Corporation                             598,631
    10,249            Globespan Virata, Inc                                             60,264
    11,639            Intel Corporation                                                374,776
     6,388            Linear Technology Corporation                                    268,743
     6,056            Maxim Integrated Products, Inc.                                  301,589
     8,754            Micrel Incorporated                                              136,387
    17,583            Motorola, Inc.                                                   247,393
     3,989 (2)        PMC-Sierra, Inc.                                                  80,379
     4,263            QLogic Corporation                                               219,971
    18,564            RF Micro Devices, Inc.                                           186,568
     8,823 (2)        STMicroelectronics N.V.                                          238,309
     9,188            Texas Instruments Incorporated                                   269,944
    10,402            Triquint Semiconductors, Inc.                                     73,542
     5,430            Vitesse Semiconductors Corporation                                31,874
     7,380            Xilinx, Inc.                                                     285,901

                      SEMICONDUCTOR EQUIPMENT - 29%
                      ------------------------------
    14,948 (2)        ASM Lithography Holding N.V.                                     299,708
    17,240            Applied Materials, Inc.                                          387,038
     9,476            KLA-Tencor Corporation                                           555,957
     9,457            Novellus Systems Inc.                                            397,667
    10,925            Teradyne, Inc.                                                   278,041
                                                                                    ----------
                      Total investments (total cost $7,259,880) - 100%              $6,515,874
                                                                                    ==========

                                     FT 503
                        SEMICONDUCTOR PORTFOLIO, SERIES 6

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 10% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.









See notes to financial statements.

                                     FT 503
                        SEMICONDUCTOR PORTFOLIO, SERIES 6

                            STATEMENTS OF OPERATIONS


                                                                                  Period from
                                                                               January 24, 2001
                                                                               (Initial Date of
                                                   Year ended December 31,        Deposit) to
                                                                                 December 31,
                                                2003             2002              2001
Dividend income (net of foreign taxes withheld
   of $230, $153 and $87 in 2003, 2002
   and 2001, respectively)                      $    9,625        $    9,927      $    6,750

Expenses:
   Trustee and other service fees                  (15,200)          (19,916)        (16,543)
   Evaluator's fees                                 (4,434)           (4,449)         (3,607)
   Supervisory fees                                 (5,173)           (5,379)         (4,483)
   Administrative fees                              (2,217)           (2,007)         (1,921)
   Creation and development fees                        -            (20,633)        (28,238)
   Tax reporting fee                                  (623)           (3,963)         (1,500)
   Other expenses                                   (5,394)           (3,500)         (5,775)
                                                ---------------------------------------------
   Total expenses                                  (33,041)          (59,847)        (62,067)
                                                ---------------------------------------------
      Investment income (loss) - net               (23,416)          (49,920)        (55,317)

Net gain (loss) on investments:
   Net realized gain (loss)                       (866,954)         (976,192)       (529,568)
   Change in net unrealized appreciation
      (depreciation)                             4,333,589        (4,399,004)       (678,591)
                                               ----------------------------------------------
                                                 3,466,635        (5,375,196)     (1,208,159)
                                               ----------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                   $ 3,443,219       $(5,425,116)    $(1,263,476)
                                               ==============================================


See notes to financial statements.

                                     FT 503
                        SEMICONDUCTOR PORTFOLIO, SERIES 6

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Period from
                                                                                  January 24, 2001
                                                         Year ended December 31,    (Initial Date of
                                                                                    Deposit) to
                                                    2003             2002         December 31, 2001
Net increase (decrease) in net assets
  resulting from operations:
   Investment income (loss) - net                   $  (23,416)      $   (49,920)     $  (55,317)
   Net realized gain (loss) on investments            (866,954)         (976,192)       (529,568)
   Change in net unrealized appreciation
      (depreciation) on investments                  4,333,589        (4,399,004)       (678,591)
                                                    ----------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                      3,443,219        (5,425,116)     (1,263,476)
                                                    ----------------------------------------------

Units issued                                                 -           149,417      15,508,425
   Deferred sales charge                                     -             4,769        (613,119)
   Organization costs                                        -                 -         (29,569)
                                                    ----------------------------------------------
   Total                                                     -           154,186      14,865,737
                                                    ----------------------------------------------

Unit redemptions                                    (1,732,196)       (3,132,891)       (556,319)

Distributions to unit holders:
   Investment income - net                                   -                 -               -
   Principal from investment transactions                    -                 -               -
                                                    ----------------------------------------------
   Total distributions                                       -                 -              -
                                                    ----------------------------------------------
Total increase (decrease) in net assets              1,711,023        (8,403,821)     13,045,942

Net assets:
   Beginning of the period                           4,785,433        13,189,254         143,312
                                                    ----------------------------------------------
   End of the period                                $6,496,456        $4,785,433     $13,189,254
                                                    ==============================================
Distributable funds (deficit) at end of the period  $  623,948        $  629,922     $   582,647
                                                    ==============================================
Trust units:
   Beginning of the period                           1,467,031         2,049,874          15,026
   Issued                                                   -            20,706       2,121,766
   Redemptions                                        (388,330)         (603,549)        (86,918)
                                                    ----------------------------------------------
   End of the period                                 1,078,701         1,467,031       2,049,874
                                                    ==============================================

See notes to financial statements.

                                     FT 503
                        SEMICONDUCTOR PORTFOLIO, SERIES 6

                          NOTES TO FINANCIAL STATEMENTS



1.    Organization

FT 503, Semiconductor Portfolio, Series 6 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies in the semiconductor industry.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 0.55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $29,907, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                  Unrealized appreciation           $   436,059
                  Unrealized depreciation            (1,180,065)
                                                    ------------
                                                    $  (744,006)
                                                    ============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which was equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                    Period from
                                                                                 January 24, 2001
                                                                                 (Initial Date of
                                                     Year ended December 31,        Deposit) to
                                                                                   December 31,
                                                  2003            2002              2001
Dividend income                                   $  .008         $  .006          $   .005
Expenses                                            (.026)          (.034)            (.049)
                                                  ------------------------------------------
      Investment income (loss) - net                (.018)          (.028)            (.044)

Distributions to unit holders:
   Investment income - net                             -                -                 -
   Principal from investment transactions              -                -                 -

Net gain (loss) on investments                      2.778          (3.144)           (3.060)
                                                  ------------------------------------------
      Total increase (decrease) in net assets       2.760          (3.172)           (3.104)

Net assets:
                                                  ------------------------------------------
   Beginning of the period                          3.262           6.434             9.538

   End of the period                              $ 6.022          $3.262          $  6.434
                                                  ==========================================

Total return                                       84.61%         (49.30)%          (32.54)%
Ratio of total expenses to average net assets        .56%            .70%              .73%*
Ratio of net investment income (loss) to
   average net assets                               (.39)%          (.58)%            (.65)%*



*  Not annualized.

                                     FT 503
                        SEMICONDUCTOR PORTFOLIO, SERIES 6

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                 SPONSOR:              First Trust Portfolios L.P.
                                       1001 Warrenville Road
                                       Lisle, Illinois 60532
                                       (800) 621-1675

                 TRUSTEE:              JPMorgan Chase Bank
                                       4 Chase MetroTech Center, 3rd Floor
                                       Brooklyn, New York 11245

                 LEGAL COUNSEL         Chapman and Cutler LLP
                 TO SPONSOR:           111 West Monroe Street
                                       Chicago, Illinois 60603

                 LEGAL COUNSEL         Carter, Ledyard & Milburn LLP
                 TO TRUSTEE:           2 Wall Street
                                       New York, New York 10005

                 INDEPENDENT           Deloitte & Touche LLP
                 AUDITORS:             180 North Stetson Avenue
                                       Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 503
                    SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5
                                  344,369 UNITS





PROSPECTUS
Part One
Dated April 30, 2004

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 503, Software Innovations Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that provide software products and services to address a wide variety of business needs, including networking, e-commerce, supply chain management and financial reporting. At March 1, 2004, each Unit represented a 1/344,369 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $4.201 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

     Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                             FIRST TRUST PORTFOLIOS L.P.
                                         Sponsor

                                     FT 503
                    SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004

                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units                                                                        344,369
Fractional Undivided Interest in the Trust per Unit                                  1/344,369
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $1,408,840
   Aggregate Value of Securities per Unit                                               $4.091
   Income and Principal cash (overdraft) in the Portfolio                             $(5,548)
   Income and Principal cash (overdraft) per Unit                                      $(.016)
   Sales Charge 3.093% (3.0% of Public Offering Price,
      including Income and Principal Cash)                                               $.126
   Public Offering Price per Unit                                                       $4.201
Redemption Price and Sponsor Repurchase Price per Unit
   ($.126 less than the Public Offering Price per Unit)                                 $4.075

Date Trust Established                                                        January 24, 2001

Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
Software Innovations Portfolio, Series 5


We have audited the statement of assets and liabilities of FT 503, Software Innovations Portfolio, Series 5 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, Software Innovations Portfolio, Series 5, at December 31, 2003, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 503
                    SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003


ASSETS

Securities, at fair value (cost, $1,851,973)                   $1,415,604
                                                               -----------
TOTAL ASSETS                                                   $1,415,604
                                                               ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                            $    2,859
Cash overdraft                                                      3,145
Unit redemptions payable                                            2,842
                                                               -----------
TOTAL LIABILITIES                                                   8,846
                                                               -----------
Net assets, applicable to 363,493 outstanding units
  of fractional undivided interest:
   Cost of Trust assets                                         1,851,973
   Net unrealized appreciation (depreciation)                    (436,369)
   Distributable funds (deficit)                                  189,522
   Less deferred sales charge                                    (188,109)
   Less organization costs                                        (10,259)
                                                               -----------
                                                                1,406,758
                                                               -----------
TOTAL LIABILITIES AND NET ASSETS                               $1,415,604
                                                               ===========
Net asset value per unit                                       $    3.870
                                                               ===========


See notes to financial statements.

                                     FT 503
                    SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

     Number                                                                         Fair
    of Shares         Name of Issuer of Equity Securities (1)                       Value
                      APPLICATIONS SOFTWARE - 37%
                      ---------------------------
     2,145            Adobe Systems Incorporated                                    $   84,299
     1,694            Amdocs Limited                                                    38,081
     3,714            Citrix Systems, Inc.                                              78,774
     1,185            Comverse Technology, Inc.                                         20,844
     2,846            Gemstar-TV Guide International, Inc.                              14,372
     3,767            Macromedia, Inc.                                                  67,203
     3,955 (2)        Microsoft Corporation                                            108,921
       786 (3)        Openwave Systems Inc.                                              8,646
     2,612            Paychex, Inc.                                                     97,166

                      COMPUTER DATA SECURITY SOFTWARE - 26%
                      -------------------------------------
     1,292 (4)        Check Point Software Technologies Ltd.                            21,731
     9,266 (2)        Symantic Corporation                                             321,067
     1,795            VeriSign, Inc.                                                    29,259

                      e-BUSINESS SOFTWARE - 3%
                      ------------------------
     3,912            Ariba, Inc.                                                       11,736
     2,048            BEA Systems, Inc.                                                 25,190
     1,124            BroadVision, Inc.                                                  4,788
       482            Commerce One, Inc.                                                   612

                      ENTERPRISE SOFTWARE - 35%
                      -------------------------
     4,120            BMC Software, Inc.                                                76,838
     2,691            Business Objects S.A. (ADR)                                       93,297
     2,669            i2 Technologies, Inc.                                              4,431
     1,344            Mercury Interactive Corporation                                   65,372
     3,962            Oracle Corporation                                                52,298
     2,878            SAP AG (ADR)                                                     119,610
     1,783            Siebel Systems, Inc.                                              24,730
     1,247            VERITAS Software Corporation                                      46,339
                                                                                    -----------
                      Total investments (total cost $1,851,973) - 101%              $1,415,604
                                                                                    ===========

                                     FT 503
                    SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003






(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 17% of the net assets of the Trust.

(2)     The number of shares reflects the effect of a two for one stock split.

(3) The number of shares reflects the effect of a one for three reverse stock split.

(4) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.




See notes to financial statements.

                                     FT 503
                    SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5

                            STATEMENTS OF OPERATIONS

                                                                                  Period from
                                                                               January 24, 2001
                                                                               (Initial Date of
                                                   Year ended December 31,        Deposit) to
                                                                                 December 31,
                                                    2003           2002              2001
Dividend income (net of foreign taxes withheld
   of $123 and $141 in 2003 and 2002
   respectively)                                    $  3,017       $     2,606       $   1,271
Expenses:
   Trustee and other service fees                     (5,420)           (7,354)         (5,457)
   Evaluator's fees                                   (1,408)           (1,470)         (1,037)
   Supervisory fees                                   (1,643)           (1,770)         (1,295)
   Administrative fees                                  (704)             (668)           (555)
   Creation and development fees                           -            (5,914)         (5,642)
   Tax reporting fee                                    (193)             (301)         (1,500)
   Other expenses                                     (1,817)           (2,325)         (2,885)
                                                    --------------------------------------------
   Total expenses                                    (11,185)          (19,802)        (18,371)
                                                    --------------------------------------------
      Investment income (loss) - net                  (8,168)          (17,196)        (17,100)

Net gain (loss) on investments:
   Net realized gain (loss)                         (146,129)         (684,527)        (58,434)
   Change in net unrealized appreciation
      (depreciation)                                 739,393          (443,089)       (732,673)
                                                    --------------------------------------------
                                                     593,264        (1,127,616)       (791,107)
                                                    --------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                        $585,096       $(1,144,812)      $(808,207)
                                                    ============================================



See notes to financial statements.

                                     FT 503
                    SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Period from
                                                                                  January 24, 2001
                                                        Year ended December 31,     (Initial Date of
                                                                                     Deposit) to
                                                    2003             2002        December 31, 2001
Net increase (decrease) in net assets
  resulting from operations:
   Investment income (loss) - net                   $  (8,168)       $  (17,196)      $ (17,100)
   Net realized gain (loss) on investments           (146,129)         (684,527)        (58,434)
   Change in net unrealized appreciation
      (depreciation) on investments                   739,393          (443,089)       (732,673)
                                                    ---------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                       585,096        (1,144,812)       (808,207)
                                                    ---------------------------------------------

Units issued                                                -                 -       3,732,768
   Deferred sales charge                                    -             2,947        (185,901)
   Organization costs                                       -                 -          (9,918)
                                                    ---------------------------------------------
   Total                                                    -             2,947       3,536,949
                                                    ---------------------------------------------

Unit redemptions                                     (324,309)         (585,514)              -

Distributions to unit holders:
   Investment income - net                                  -                 -               -
   Principal from investment transactions                   -                 -               -
                                                    --------------------------------------------
   Total distributions                                      -                 -               -
                                                    --------------------------------------------
Total increase (decrease) in net assets               260,787        (1,727,379)      2,728,742

Net assets:
   Beginning of the period                          1,145,971         2,873,350         144,608
                                                   ---------------------------------------------
   End of the period                               $1,406,758        $1,145,971      $2,873,350
                                                   =============================================
Distributable funds (deficit) at end of the period $  189,522        $  187,834      $  173,725
                                                   =============================================
Trust units:
   Beginning of the period                            465,044           679,486          15,162
   Issued                                                   -                 -         664,324
   Redemptions                                       (101,551)         (214,442)              -
                                                   ---------------------------------------------
   End of the period                                  363,493           465,044         679,486
                                                   =============================================
See notes to financial statements.

                                     FT 503
                    SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5

                          NOTES TO FINANCIAL STATEMENTS



1.    Organization

FT 503, Software Innovations Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that provide software products and services to address a wide variety of business needs, including networking, e-commerce, supply chain management and financial reporting.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 0.55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $10,259, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                  Unrealized appreciation                        $ 227,207
                  Unrealized depreciation                         (663,576)
                                                                 ----------
                                                                 $(436,369)
                                                                 ==========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which was equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                                  Period from
                                                                               January 24, 2001
                                                                               (Initial Date of
                                                   Year ended December 31,        Deposit) to
                                                                                 December 31,
                                                 2003            2002              2001
Dividend income                                  $ .007          $ .004            $ .003
Expenses                                          (.027)          (.034)            (.050)
                                                 -----------------------------------------
      Investment income (loss) - net              (.020)          (.030)            (.047)

Distributions to unit holders:
   Investment income - net                           -                -                 -
   Principal from investment transactions            -                -                 -

Net gain (loss) on investments                    1.426          (1.735)           (5.262)
                                                 -----------------------------------------
      Total increase (decrease) in net assets     1.406          (1.765)           (5.309)

Net assets:
   Beginning of the period                        2.464           4.229             9.538
                                                 -----------------------------------------

   End of the period                             $3.870          $2.464            $4.229
                                                 =========================================

Total return                                     57.07%         (41.74)%          (55.66)%
Ratio of total expenses to average net assets      .85%           1.02%             1.09%*
Ratio of net investment income (loss) to
   average net assets                             (.63)%          (.90)%           (1.01)%*


*  Not annualized.

                                     FT 503
                    SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                      SPONSOR:            First Trust Portfolios L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois 60532
                                          (800) 621-1675

                      TRUSTEE:            JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York 11245

                      LEGAL COUNSEL       Chapman and Cutler LLP
                      TO SPONSOR:         111 West Monroe Street
                                          Chicago, Illinois 60603

                      LEGAL COUNSEL       Carter, Ledyard & Milburn LLP
                      TO TRUSTEE:         2 Wall Street
                                          New York, New York 10005

                      INDEPENDENT         Deloitte & Touche LLP
                      AUDITORS:           180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 503
                     WORLD WIDE WIRELESS PORTFOLIO, SERIES 4
                                  350,073 UNITS



PROSPECTUS
Part One
Dated April 30, 2004

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 503, World Wide Wireless Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of telecommunications companies which provide products and/or services used in wireless communications. At March 1, 2004, each Unit represented a 1/350,073 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At March 1, 2004, the Public Offering Price per Unit was $4.740 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                               FIRST TRUST PORTFOLIOS L.P.
                                         Sponsor

                                     FT 503
                     WORLD WIDE WIRELESS PORTFOLIO, SERIES 4
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2004

                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                    350,073
Fractional Undivided Interest in the Trust per Unit                                  1/350,073
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $1,608,799
   Aggregate Value of Securities per Unit                                               $4.596
   Income and Principal cash (overdraft) in the Portfolio                                 $845
   Income and Principal cash (overdraft) per Unit                                        $.002
   Sales Charge 3.093% (3.0% of Public Offering Price,
      including Income and Principal Cash)                                               $.142
   Public Offering Price per Unit                                                       $4.740
Redemption Price and Sponsor Repurchase Price per Unit
   ($.142 less than the Public Offering Price per Unit)                                 $4.598


Date Trust Established                                                        January 24, 2001

Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
World Wide Wireless Portfolio, Series 4


We have audited the statement of assets and liabilities of FT 503, World Wide Wireless Portfolio, Series 4 (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, World Wide Wireless Portfolio, Series 4, at December 31, 2003, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 28, 2004

                                     FT 503
                     WORLD WIDE WIRELESS PORTFOLIO, SERIES 4

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003


ASSETS

Securities, at fair value (cost, $2,264,775)                       $1,410,402
Cash                                                                    3,450
Dividends receivable                                                    1,462
Receivable from investment transactions                                22,703
                                                                   -----------
TOTAL ASSETS                                                       $1,438,017
                                                                   ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                $    2,809
Unit redemptions payable                                               22,748
                                                                   -----------
TOTAL LIABILITIES                                                      25,557
                                                                   -----------
Net assets, applicable to 357,122 outstanding units
 of fractional undivided interest:
   Cost of Trust assets                                             2,264,775
   Net unrealized appreciation (depreciation)                        (854,373)
   Distributable funds (deficit)                                      309,324
   Less deferred sales charge                                        (290,770)
   Less organization costs                                            (16,496)
                                                                   -----------
                                                                    1,412,460
                                                                   -----------
TOTAL LIABILITIES AND NET ASSETS                                   $1,438,017
                                                                   ===========
Net asset value per unit                                           $    3.955
                                                                   ===========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 503
                     WORLD WIDE WIRELESS PORTFOLIO, SERIES 4

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003



     Number                                                                          Fair
    of Shares         Name of Issuer of Equity Securities (1)                        Value
                      COMMUNICATIONS SERVICES (DOMESTIC) - 26%
                      -----------------------------------------
     4,380            AT&T Wireless Services, Inc.                                   $  34,996
     2,702            BellSouth Corporation                                             76,466
     3,197            Nextel Communications, Inc. (Class A)                             89,708
       598 (2)        Openwave Systems, Inc.                                             6,578
     3,491            Sprint Corp. (PCS Group)                                          19,619
     1,889            United States Cellular Corporation                                67,060
     2,045            Verizon Communications, Inc.                                      71,739

                      COMMUNICATIONS SERVICES (INTERNATIONAL) - 44%
                      ---------------------------------------------
     2,712            Cable & Wireless Plc (ADR)                                        19,011
     3,432            China Mobile (Hong Kong) Limited (ADR)                            53,299
     3,127            Deutsche Telekom AG (ADR)                                         56,693
  1,157   (2) (6)     Millicom International Cellular S.A.                              80,874
     2,563            NTT DoCoMo, Inc. (ADR)                                            58,693
     4,133            SK Telecom Co. Ltd. (ADR)                                         77,080
     3,333 (4)        Telecom Italia SpA (ADR)                                          98,957
     2,017 (3)        Telefonica S.A. (ADR)                                             89,131
     3,253            Vodafone AirTouch Plc (ADR)                                       81,455

                      COMMUNICATIONS EQUIPMENT - 30%
                      ------------------------------
     1,439            Amdocs Limited                                                    32,349
       929            Comverse Technology, Inc.                                         16,341
       945            LM Ericsson AB (ADR)                                              16,726
     4,641            Motorola, Inc.                                                    65,299
     2,836            Nokia Oy (ADR)                                                    48,212
     3,025 (6)        Nortel Networks Corporation                                       12,796
       221 (5)        palmOne, Inc. (formerly, Palm, Inc.)                               2,597
        68 (5)        PalmSource, Inc.                                                   1,482
     2,549            Powerwave Technologies, Inc.                                      19,500
     1,366            QUALCOMM Incorporated                                             73,668
     4,926            RF Micro Devices, Inc.                                            49,506
     2,417            Texas Instruments Incorporated                                    71,011
     2,766            TriQuint Semiconductor, Inc                                       19,556
                                                                                    ----------
                      Total investments (total cost $2,264,775) - 100%              $1,410,402
                                                                                    ==========

                                     FT 503
                     WORLD WIDE WIRELESS PORTFOLIO, SERIES 4

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2003




(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 49% of the net assets of the Trust.

(2) The number of shares reflects the effect of a one for three reverse stock split.

(3)     The number of shares reflects the effect of two 2% stock dividends.

(4) On August 4, 2003, Telecom Italia SpA ("Telecom"), one of the Trust's original holdings, merged with Olivetti SpA. A holding company, which assumed the name Telecom Italia SpA ("Telecom Italia") was simultaneously created. Shares of Telecom and Olivetti SpA were exchanged for shares of Telecom Italia. Each shareholder of Telecom received 3.300871 shares of Telecom Italia for each share of Telecom held prior to the merger.

(5) In October 2003, palmOne, Inc. ("palmOne"), one of the Trust's original holdings, spun off PalmSource, Inc. ("PalmSource"). Each shareholder of palmOne received three shares of PalmSource for every ten shares of palmOne held.

(6) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.











See notes to financial statements.

                                     FT 503
                     WORLD WIDE WIRELESS PORTFOLIO, SERIES 4

                            STATEMENTS OF OPERATIONS

                                                                                  Period from
                                                                               January 24, 2001
                                                                               (Initial Date of
                                                   Year ended December 31,        Deposit) to
                                                                                 December 31,
                                                2003            2002                2001
Dividend income (net of foreign taxes withheld
   of $656, $2,956 and $2,925 in 2003, 2002
   and 2001, respectively)                      $ 16,922        $   22,041     $    20,159
Expenses:
   Trustee and other service fees                 (5,385)           (8,162)         (7,928)
   Evaluator's fees                               (1,386)           (1,467)         (1,732)
   Supervisory fees                               (1,617)           (1,795)         (2,120)
   Administrative fees                              (693)             (627)           (908)
   Creation and development fees                  (1,897)           (6,173)        (10,907)
   Tax reporting fee                                (200)             (346)         (1,500)
   Other expenses                                 (1,786)           (2,249)         (2,885)
                                                -------------------------------------------
   Total expenses                                (12,964)          (20,819)        (27,980)
                                                -------------------------------------------
      Investment income (loss) - net               3,958             1,222          (7,821)

Net gain (loss) on investments:
   Net realized gain (loss)                     (502,449)         (782,757)       (342,302)
   Change in net unrealized appreciation
      (depreciation)                             992,883          (451,517)     (1,395,739)
                                                -------------------------------------------
                                                 490,434        (1,234,274)     (1,738,041)
                                                -------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                    $494,392       $(1,233,052)    $(1,745,862)
                                                ===========================================


See notes to financial statements.

                                                    FT 503
                                    WORLD WIDE WIRELESS PORTFOLIO, SERIES 4

                                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        Period from
                                                                                     January 24, 2001
                                                         Year ended December 31,     (Initial Date of
                                                                                        Deposit) to
                                                     2003            2002           December 31, 2001
Net increase (decrease) in net assets
 resulting from operations:
   Investment income (loss) - net                    $   3,958       $     1,222     $    (7,821)
   Net realized gain (loss) on investments            (502,449)         (782,757)       (342,302)
   Change in net unrealized appreciation
      (depreciation) on investments                    992,883          (451,517)     (1,395,739)
                                                     --------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                        494,392        (1,233,052)     (1,745,862)
                                                     --------------------------------------------

Units issued                                            44,985             1,122       6,074,413
   Deferred sales charge                                     -                 -        (285,644)
   Organization costs                                        -                 -         (16,157)
                                                     --------------------------------------------
   Total                                                44,985             1,122       5,772,612
                                                     --------------------------------------------

Unit redemptions                                      (334,954)         (745,616)       (928,557)

Distributions to unit holders:
   Investment income - net                                   -            (6,227)         (7,561)
   Principal from investment transactions              (42,622)                -               -
                                                     --------------------------------------------
   Total distributions                                 (42,622)           (6,227)         (7,561)
                                                     --------------------------------------------
Total increase (decrease) in net assets                161,801        (1,983,773)      3,090,632

Net assets:
   Beginning of the period                           1,250,659         3,234,432         143,800
                                                    ---------------------------------------------
   End of the period                                $1,412,460        $1,250,659      $3,234,432
                                                    =============================================
Distributable funds (deficit) at end of the period  $  309,324        $  284,320      $  125,062
                                                    =============================================
Trust units:
   Beginning of the period                             449,806           665,282          15,077
   Issued                                               13,675               390         840,129
   Redemptions                                        (106,359)         (215,866)       (189,924)
                                                    --------------------------------------------
   End of the period                                   357,122           449,806         665,282
                                                    =============================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 503
                     WORLD WIDE WIRELESS PORTFOLIO, SERIES 4

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 503, World Wide Wireless Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of telecommunications companies which provide products and/or services used in wireless communications.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 0.55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $16,496, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2003 follows:


                  Unrealized appreciation                 $  26,801
                  Unrealized depreciation                  (881,174)
                                                          ----------
                                                          $(854,373)
                                                          ==========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which was equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                                                  Period from
                                                                               January 24, 2001
                                                                               (Initial Date of
                                                     Year ended December 31,        Deposit) to
                                                                                   December 31,
                                                   2003            2002              2001
Dividend income                                    $ .042          $ .040            $ .034
Expenses                                            (.032)          (.038)            (.047)
                                                   -----------------------------------------
      Investment income (loss) - net                 .010            .002             (.013)

Distributions to unit holders:
   Investment income - net                             -            (.011)             .010
   Principal from investment transactions           (.110)              -                 -

Net gain (loss) on investments                      1.275          (2.073)           (4.673)
                                                  ------------------------------------------
      Total increase (decrease) in net assets       1.175          (2.082)           (4.676)

Net assets:
   Beginning of the period                          2.780           4.862             9.538
                                                  ------------------------------------------

   End of the period                              $ 3.955          $2.780            $4.862
                                                  ==========================================

Total return                                       46.22%         (42.60)%          (48.92)%
Ratio of total expenses to average net assets        .95%            .99%              .84%
Ratio of net investment income (loss) to
   average net assets                                .30%            .05%             (.23)%


                                     FT 503
                     WORLD WIDE WIRELESS PORTFOLIO, SERIES 4

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                      SPONSOR:              First Trust Portfolios L.P.
                                            1001 Warrenville Road
                                            Lisle, Illinois 60532
                                            (800) 621-1675

                      TRUSTEE:              JPMorgan Chase Bank
                                            4 Chase MetroTech Center, 3rd Floor
                                            Brooklyn, New York 11245

                      LEGAL COUNSEL         Chapman and Cutler LLP
                      TO SPONSOR:           111 West Monroe Street
                                            Chicago, Illinois 60603

                      LEGAL COUNSEL         Carter, Ledyard & Milburn LLP
                      TO TRUSTEE:           2 Wall Street
                                            New York, New York 10005

                      INDEPENDENT           Deloitte & Touche LLP
                      AUDITORS:             180 North Stetson Avenue
                                            Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.




                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                                   NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                             ONLY BE USED WITH PART ONE
Dated March 31, 2004                                             AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations"), corporate debt obligations ("Corporate Bonds") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-9533

Page 1


                            Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          5
Distribution of Units                                    6
The Sponsor's Profits                                    6
The Secondary Market                                     7
How We Purchase Units                                    7
Expenses and Charges                                     7
Tax Status                                               8
Retirement Plans                                        12
Rights of Unit Holders                                  12
Income and Capital Distributions                        13
Redeeming Your Units                                    13
Removing Securities from a Trust                        14
Amending or Terminating the Indenture                   15
Information on the Sponsor, Trustee and Evaluator       16
Other Information                                       17

Page 2


                       The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special
Situations Trust. See Part One for a description of the series and Trusts for which this Part Two prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P., as Sponsor, JP Morgan Chase Bank as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations, Corporate Bonds and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "Portfolios-Objectives" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                       Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in the Trust are issued by companies with market capitalizations of less than $1 billion. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they

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will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Because the Treasury Obligations pay no interest until their maturity, Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Preferred Stocks. Certain of the Trusts may contain preferred stocks. Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instrments.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Investment Grade Bonds. Investment grade corporate bonds are subject to various risks including the risks that: the value of the bonds will fluctuate; a bond's issuer will be unable to meet its obligation to pay principal or interest on the bond; the issuer will pre-pay or "call" a bond before its stated maturity; a bond will fall in value if a rating agency decreases the bond's rating; and the value of a bond will fall if trading on the bond is limited or absent. The value of investment grade bonds will decline with increases in interest rates, not only because interest rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments on its bonds.

High-Yield Securities. Certain of the Securities held by certain Trusts are rated below investment grade by one or more rating agencies. These Securities are considered high-yield or "junk" securities. High-yield, high risk securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. The value of these securities will decline significantly with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments.

High-yield or "junk" securities, the generic names for securities rated below "BBB" by Standard & Poor's or below "Baa" by Moody's, are frequently issued by corporations in the growth stage of their development or by established companies who are highly leveraged or whose operations or industries are depressed. Obligations rated below "BBB" should be considered speculative as these ratings indicate a quality of less than investment grade. Because high-yield securities are generally subordinated obligations and are perceived by investors to be riskier than higher rated securities, their prices tend to fluctuate more than higher rated securities and are affected by short-term credit developments to a greater degree.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. Closed-End Funds are actively managed investment companies which invest in various types of securities. Closed-End Funds issue shares of common stock that are traded on a securities exchange. Closed-End Funds are subject to various risks, including management's ability to meet the Closed-End Fund's investment objective, and to manage the Closed-End Fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding Closed-End Funds or their underlying investments change.

Shares of Closed-End Funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of Closed-End Fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Certain of the Closed-End Funds included in certain Trusts may employ the use of leverage in their portfolios through the issuance of preferred stock. While leverage often serves to increase the yield of a Closed-End Fund, this leverage also subjects the Closed-End Fund to increased risks, including the likelihood of increased volatility and the possibility that the Closed-End Fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                      Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

Investors purchasing Units through registered broker/ dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will purchase such Units at the Public Offering Price less the applicable dealer concession. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. We reserve the right to limit or deny purchases of Units not subject to a sales charge by investors whose frequent trading activity we determine to be detrimental to a Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). For purposes of valuing Securities traded on the Nasdaq Stock Market, closing sale price shall mean the Nasdaq Official Closing Price ("NOCP") as determined by Nasdaq. However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance. We may also, from time to time, use advertising which classifies trusts or portfolio securities according to capitalization and/or investment style.

                   The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                   The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                   How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                   Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess, other than for excess annual audit costs. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, acts as Portfolio Supervisor and Evaluator and will be compensated for providing portfolio supervisory services and evaluation services as well as bookkeeping and other administrative services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts. As Sponsor, we will receive brokerage fees when the Trusts use us (or an affiliate of ours) as agent in buying or selling Securities. Legal and regulatory filing fees and expenses associated with updating a Trust's registration statement yearly are also chargeable to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus.

The fees payable to First Trust Advisors L.P., Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing services to all unit investment trusts be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust;

- Foreign custodial and transaction fees, if any; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually, so long as we are making a secondary market for Units. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit. Otherwise, each Trust will pay for the audit. You may request a copy of the audited financial statements from the Trustee.

                        Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) equity interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities and debt obligations of domestic and foreign corporations and Treasury Obligations (collectively, the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt, the interest on which is includible in gross income for federal income tax purposes and that the RIC Shares and the REIT Shares constitute qualifying shares in entities treated as regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

GRANTOR TRUSTS

The following discussion applies to each Trust except a REIT Series.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from a Trust which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, or in the case of accruals of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

Under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations. Capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gains dividend, if any, is subject to the 25% tax rate, will be made based on regulations prescribed by the United States Treasury.

Dividends from Stocks.

Certain dividends received with respect to the Stocks may qualify to be taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," generally taxable to you as long-term capital gains. Other dividends on the REIT Shares or the RIC Shares, except for any dividends properly designated as exempt-interest dividends, will generally be taxable to you as ordinary income. Certain ordinary income dividends from a RIC may qualify to be taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009.

Regulated investment companies will provide notice to their shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the new capital gains tax rates. In limited circumstances, some of the ordinary income dividends from a REIT may also qualify to be taxed at the same rates that apply to net capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Your basis of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some of the Debt Obligations may give the issuers a right to defer payments on the Debt Obligations. Such Debt Obligations are subject to special treatment under the original issue discount rules. Among other things, this treatment may result in you being required to recognize income for federal income tax purposes in a particular year with respect to a Debt Obligation even though the actual cash payments on the Debt Obligation have been deferred to a later year.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation. Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is disposed of or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units includes accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs or RICs. However, certain dividends on the RIC Shares that are attributable to dividends received by the RIC itself from certain domestic corporations may be designated by the RIC as being eligible for the dividends received deduction. Because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, as described in this Part Two of the prospectus, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a

Trust Asset or a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional portion.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Under certain circumstances, a RIC may elect to pass through to its shareholders certain foreign taxes paid by the RIC. If the RIC makes this election with respect to RIC Shares, you must include in your income for federal income tax purposes your portion of such taxes and you may be entitled to a credit or deduction for such taxes.

Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

REGULATED INVESTMENT COMPANY.

The following discussion applies only to a REIT Series.

Trust Status.

Each Trust intends to qualify as a "regulated investment company" under the federal tax laws. If a Trust qualifies as a regulated investment company and distributes its income as required by the tax law, the Trust generally will not pay federal income tax.

Distributions.

Trust distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Trust's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, as further discussed below, under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), certain ordinary income distributions received from a Trust may be taxed at new capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, a Trust may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Trust is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from your Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction.

A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received from the Trusts, because the dividends received deduction is generally not available for distributions from regulated investment companies.

If You Sell or Redeem Units.

If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Units from the amount you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

Taxation of Capital Gains and Losses
and Certain Ordinary Income Dividends.

Under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Trust and sell your Unit at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. A Trust may designate some capital gain dividends as "unrecaptured Section 1250 gain distributions," in which case the dividend would be subject to a maximum tax rate of 25%. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Pursuant to the Tax Act, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Trusts are generally taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by a Trust itself. Only certain dividends received by a Trust from other RICs or from REITs are qualifying dividends for these purposes. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. Each Trust will provide notice to its Unit holders of the amount of any distribution which may be taken into account as a dividend which is eligible for the new capital gains tax rates.

In-Kind Distributions.

Under certain circumstances, as described in this prospectus, you may receive an in-kind distribution of Trust securities when you redeem Units or when your Trust terminates. This distribution is subject to taxation and you will recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received.

Deductibility of Trust Expenses.

Expenses incurred and deducted by your Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

Foreign Investors.

If you are a foreign investor, subject to applicable tax treaties, distributions from a Trust which constitute dividends for U.S. federal income tax purposes (other than dividends designated by such Trust as capital gain dividends) will be subject to U.S. income taxes, including withholding taxes. Distributions designated as capital gain dividends should not be subject to U.S. federal income taxes, including withholding taxes, provided certain conditions are met. Foreign investors should consult their tax advisors with respect to U.S. tax consequences of ownership of Units.

                     Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                  Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

             Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital (or principal and interest) reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                   Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution at redemption, Fee Accounts Unit holders must have held their Units for at least one month. No In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

             Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from the Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

           Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to registered account holders which will specify how certificates, if any, should be tendered to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send the registered account holders a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed on Fee Accounts Units by "wrap fee" plans) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

     Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, First Trust Portfolios L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $48 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2003, the total consolidated partners' capital of First Trust Portfolios L.P. and subsidiary was $20,540,034 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is JP Morgan Chase Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 Chase MetroTech Center, 3rd Floor,

Brooklyn, New York 11245. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of
Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

For certain trusts, Securities Evaluation Service, Inc. ("SES") acts as Evaluator. SES is located at 531 East Roosevelt Road, Suite 200,
Wheaton, Illinois 60187

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                     Other Information

Legal Opinions.

Our counsel is Chapman and Cutler LLP, 111 W. Monroe St., Chicago, Illinois 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn LLP acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

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Page 18


                 This page is intentionally left blank.

Page 18


                             First Trust(R)


                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          JP Morgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                             March 31, 2004

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 20

                  Bandwidth Solutions Portfolio Series
                       Bandwidth Portfolio Series

                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated March 31, 2004                                     PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Bandwidth Industry. Because more than 25% of each Trust is invested in telecommunications companies which are focusing on bandwidth technologies, each Trust is considered to be concentrated in the bandwidth technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. The market for high technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation, which among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications stocks can experience rapid volatility.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    ____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                  Bandwidth Solutions Portfolio Series
                       Bandwidth Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                  Bandwidth Solutions Portfolio Series
                       Bandwidth Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated March 31, 2004. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Bandwidth                                                   2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial

Page 1

reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Bandwidth. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of a Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in a Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2

                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated August 29, 2003                                    PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of biotechnology companies and pharmaceutical companies actively participating in the biotechnology industry.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Biotechnology/Pharmaceutical Industries. Because more than 25% of each Trust is invested in companies involved in drug development and production, each Trust is considered to be concentrated in the biotechnology and pharmaceutical industries. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Biotech and pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, FT 549 and FT 655, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    _____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 503 and FT 549, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   ________________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

For FT 655, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced as follows:

                                          Your maximum
If you invest                             sales charge
(in thousands):*                          will be:
_______________                           ____________
$50 but less than $100                    4.60%
$100 but less than $250                   4.35%
$250 but less than $500                   3.85%
$500 but less than $1,000                 2.85%
$1,000 or more                            1.95%

* Breakpoint sales charges will be reduced by the amount of any reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. We will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 and FT 549 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

               The First Trust(R) Special Situations Trust
                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated August 29, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Biotechnology/Pharmaceutical                                1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Biotechnology/Pharmaceutical. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail.

Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain

Page 1

products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trust's objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in a Trust.

Page 2

                       e-Business Portfolio Series

                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated December 31, 2003                                  PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above-average capital appreciation through an investment in common stocks of companies that are either marketing their goods and services on the Internet or selling their products and services to those companies transacting business on the Web.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

e-Commerce Industry (Business to Consumer and Business-to-Business). Because more than 25% of each Trust is invested in online retail companies, these Trusts are considered to be concentrated in the online retail industry. The e-Business Portfolio Series includes companies involved with business-to-business online selling, including companies who are marketing goods and services or transacting business online. General risks for these companies include the state of the worldwide economy, intense global competition, and rapid obsolescence of the utilized technologies and their related systems, products and services. While business-to-business e-commerce is evolving rapidly, future demand for individual products and services is impossible to predict.

E-commerce company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Many such companies have exceptionally high price-to-earnings ratios with little or no earnings histories. In addition, numerous e-commerce companies have only recently begun operations, and may have limited product lines, markets or financial resources, limited trading histories and fewer experienced management personnel. Finally, the lack of barriers to entry suggests a future of intense competition for online retailers.

Technology Industry. The Trusts are also considered to be concentrated in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                      Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

For all Trusts except FT 503:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    ____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 503.

                                     Your maximum
                                     transactional
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    _____________
$50 but less than $100               4.15%
$100 but less than $250              3.90%
$250 but less than $500              3.40%
$500 but less than $1 million        2.40%
$1 million or more                   1.50%

* Breakpoint sales charges will be reduced by the amount of any reduction to the maximum sales charge. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                       e-Business Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                       e-Business Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated December 31, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Litigation
   Microsoft Corporation                                       1
Concentrations
   Electronic Commerce                                         2
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Litigation

Microsoft Corporation. Microsoft Corporation has been engaged in litigation with the U.S. Department of Justice, 20 states and the District of Columbia. A federal appellate court affirmed a district court finding of liability against Microsoft for violation of the Sherman Antitrust Act and various state antitrust laws. One state withdrew from the litigation prior to the issuance of liability findings. Another settled its claims in July 2001. The claims of several other states were litigated through liability and have been conditionally settled as to the issue of remedy. On November 1, 2002, a federal district judge approved a settlement between Microsoft, the U.S. Department of Justice and the remaining nine other states and the

District of Columbia. The settlement includes various provisions addressing licensing and pricing, middleware programs, retaliation against original equipment manufacturers, release of information and creation of a compliance committee. Microsoft is subject to the terms of the settlement for five years with the possibility of a one-time extension of up to two years.

Federal and state authorities continue to review the legality of Microsoft's licensing practices and potential abuses of its monopoly power. In addition, the European Union is also investigating allegations of Microsoft antitrust violations which may result in additional litigation. It is impossible to predict what impact any future litigation or settlement will have on Microsoft or the value of its stock.

Concentrations

Electronic Commerce. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. The Trusts consist of common stocks of retailers that market their goods and services on the Internet and technology companies that create the tools to make it possible. The profitability of companies engaged in the retail industry will be affected by various factors including the general state of the economy and consumer spending trends. Recently, there have been major changes in the retail environment due to the declaration of bankruptcy by some of the major corporations involved in the retail industry, particularly the department store segment. The continued viability of the retail industry will depend on the industry's ability to adapt and to compete in changing economic and social conditions, to attract and retain capable management, and to finance expansion. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits. In addition, competitiveness of the retail industry will require large capital outlays for investment in the installation of automated checkout equipment to control inventory, to track the sale of individual items and to gauge the success of sales campaigns. Increasing employee and retiree benefit costs may also have an adverse effect on the industry. In many sectors of the retail industry, competition may be fierce due to market saturation, converging consumer tastes and other factors. Because of these factors and the recent increase in trade opportunities with other countries, American retailers are now entering global markets which entail added risks such as sudden weakening of foreign economies, difficulty in adapting to local conditions and constraints and added research costs.

Retailers who sell their products over the Internet have the potential to access more consumers, but will require the capital to acquire and maintain sophisticated technology. E-commerce company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Many such companies have exceptionally high price-to-earnings ratios with little or no earnings histories. In addition, numerous e-commerce companies have only recently begun operations, and may have limited product lines, markets or financial resources, as well as fewer experienced management personnel. Finally, the lack of barriers to entry suggests a future of intense competition for online retailers.

Technology. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                    e-Infrastructure Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated February 27, 2004                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              FIRST TRUST (R)
                              1-800-621-9533

Page 1


                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of technology companies which provide the infrastructure which helped build the Internet.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in the common stocks of companies in the technology industry, these Trusts are considered to be concentrated in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    ____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1,000              2.40%
$1,000 or more                         1.50%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

Page 3


                             First Trust(R)

                    e-Infrastructure Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 4


                             First Trust(R)

                    e-Infrastructure Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated February 27, 2004. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trust consist of securities of foreign issuers, an investment in the Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trust, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trust.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trust are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trust and on the ability of the Trust to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trust relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation has been engaged in litigation with the U.S. Department of Justice, 20 states and the District of Columbia. A federal appellate court affirmed a district court finding of liability against Microsoft for violation of the Sherman Antitrust Act and various state antitrust laws. One state withdrew from the litigation prior to the issuance of liability findings. Another settled its claims in July 2001. The claims of several other states were litigated through liability and have been conditionally settled as to the issue of remedy. On November 1, 2002, a federal district judge approved a settlement between Microsoft, the U.S. Department of Justice and the remaining nine other states and the District of Columbia. The settlement includes various provisions addressing licensing and pricing, middleware programs, retaliation against original equipment manufacturers, release of information and creation of a compliance committee. Microsoft is subject to the terms of the settlement for five years with the possibility of a one-time extension of up to two years.

Federal and state authorities continue to review the legality of Microsoft's licensing practices and potential abuses of its monopoly power. In addition, the European Union is also investigating allegations of Microsoft antitrust violations which may result in additional litigation. It is impossible to predict what impact any future litigation or settlement will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                      Fiber Optics Portfolio Series
                                FT Series

PROSPECTUS                                  NOTE: THIS PART THREE PROSPECTUS
Part Three                                             MAY ONLY BE USED WITH
Dated April 30, 2004                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                                Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of telecommunications companies focusing on the use of fiber optic technology.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Fiber Optics Industry. Because more than 25% of each Trust is invested in communications companies which focus on the use of fiber optic technology, each Trust is considered to be concentrated in the fiber optics industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. The market for high technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/fiber optic companies are subject to substantial governmental regulation, which among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications stocks can experience rapid volatility.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    ____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 503:

                                     Your maximum
                                     transactional
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    _____________
$50 but less than $100               4.15%
$100 but less than $250              3.90%
$250 but less than $500              3.40%
$500 but less than $1 million        2.40%
$1 million or more                   1.50%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                      Fiber Optics Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                      Fiber Optics Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 30, 2004. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Fiber Optics                                                2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial

Page 1

reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Fiber Optics. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology fiber optic products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The fiber optic industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the fiber optic industry, promoting vigorous economic competition and resulting in the rapid development of new fiber optic technologies. The products and services of fiber optic companies may be subject to rapid obsolescence. These factors could affect the value of a Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trusts' portfolios are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many fiber optic companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2



                 Genomics & Proteomics Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated May 30, 2003                                        PART ONE AND PART TWO

The Trusts consist of a diversified portfolio of common stocks (the "Securities") issued by companies in the industry sector or investment focus for which the Trusts are named. The Trusts seek to provide monthly income and the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

Each Trust's objective is to provide investors with monthly income and the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of biotechnology companies and pharmaceutical companies that are actively participating in genomics and proteomics research. Biotechnology companies are continually trying to understand the cause of disease in order to find appropriate treatments or even cures. Two of the more prominent methods used to increase the speed and accuracy of drug discovery and development are genomics and proteomics.

Genomics. Genomics refers to the study of the entire collection of human genes. By deciphering the human genetic code, researchers hope to expose the genes that are responsible for the disease they are targeting. Advances in this area allow researchers to develop starting points to treat the causes of the targeted disease.

Proteomics. Proteomics is the link between genes, proteins and disease. Protein mediators control the gene's actions and are responsible for normal biological functions and disease mechanisms. Many of the top selling drugs either target proteins or are proteins. Development in this area should help to identify how diseases start and how they progress.

A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely.

You should be aware that predictions stated herein for the biotechnology and pharmaceutical industries may not be realized. In addition, the Securities contained in each Trust are not intended to be representative of the biotechnology and pharmaceutical industries as a whole and the performance of each Trust is expected to differ from that of the biotechnology and pharmaceutical industries. Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Biotechnology/Pharmaceutical Industries. Because more than 25% of each Trust is invested in common stock of biotechnology and pharmaceutical companies, each Trust is considered to be concentrated in the biotechnology and pharmaceutical industries. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Biotechnology and pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                    Your maximum
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   ____________
$50 but less than $100              4.25%
$100 but less than $250             4.00%
$250 but less than $500             3.50%
$500 or more                        2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

* Breakpoint sales charges will be reduced by the amount of reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum sales charge.

                  Expenses and Charges

In addition to the expenses and charges described in Part Two of this prospectus, as Sponsor we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                 Genomics & Proteomics Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                 Genomics & Proteomics Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated May 30, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Biotechnology/Pharmaceutical                                1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Biotechnology/Pharmaceutical. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail.

Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

Page 1


As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that a Trust's objective will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trusts.

Page 2

                   Global Technology Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                     MAY ONLY BE USED WITH
Dated May 30, 2003                             PART ONE AND PART TWO

The Trusts consist of a diversified portfolio of common stocks (the "Securities") issued by companies in the industry sector or investment focus for which the Trusts are named. The Trusts seek to provide monthly income and the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

Each Trust's objective is to provide investors with monthly income and the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of technology companies which are working to meet the potential increase in worldwide demand for telecommunications and technology that is being created by the e-revolution. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely.

You should be aware that predictions stated herein for the technology industry may not be realized. In addition, the Securities contained in each Trust are not intended to be representative of the technology industry as a whole and the performance of each Trust is expected to differ from that of the technology industry. Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stock of technology companies, each Trust is considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
________________                       ____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

* Breakpoint sales charges will be reduced by the amount of reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum sales charge.

                  Expenses and Charges

In addition to the expenses and charges described in Part Two of this prospectus, as Sponsor we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                   Global Technology Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)


                   Global Technology Portfolio Series
                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated May 30, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                     Semiconductor Portfolio Series
                    Semiconductor Growth Trust Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated February 27, 2004                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of technology companies in the semiconductor industry

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stocks of companies in the technology industry, these Trusts are considered to be concentrated in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503 and FT 655, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
________________                     ____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 503:

                                     Your maximum
                                     transactional
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    _____________
$50 but less than $100               4.15%
$100 but less than $250              3.90%
$250 but less than $500              3.40%
$500 but less than $1,000            2.40%
$1,000 or more                       1.50%

For FT 655:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
________________                     ____________
$50 but less than $100               4.60%
$100 but less than $250              4.35%
$250 but less than $500              3.85%
$500 but less than $1,000            2.85%
$1,000 or more                       1.95%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                     Semiconductor Portfolio Series
                    Semiconductor Growth Trust Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                     Semiconductor Portfolio Series
                    Semiconductor Growth Trust Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated February 27, 2004. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in a Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

               Software Innovations 2000 Portfolio Series
                  Software Innovations Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated February 27, 2004                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)
                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of companies that provide software products and services to address a wide variety of business needs, including application, computer data security, e-Business, enterprise and storage management.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stocks of companies in the technology industry, these Trusts are considered to be concentrated in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
________________                       ____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 503:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1,000              2.40%
$1,000 or more                         1.50%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

               Software Innovations 2000 Portfolio Series
                  Software Innovations Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

               Software Innovations 2000 Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated February 27, 2004. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in a Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation has been engaged in litigation with the U.S. Department of Justice, 20 states and the District of Columbia. A federal appellate court affirmed a district court finding of liability against Microsoft for violation of the Sherman Antitrust Act and various state antitrust laws. One state withdrew from the litigation prior to the issuance of liability findings. Another settled its claims in July 2001. The claims of several other states were litigated through liability and have been conditionally settled as to the issue of remedy. On November 1, 2002, a federal district judge approved a settlement between Microsoft, the U.S. Department of Justice and the remaining nine other states and the District of Columbia. The settlement includes various provisions addressing licensing and pricing, middleware programs, retaliation against original equipment manufacturers, release of information and creation of a compliance committee. Microsoft is subject to the terms of the settlement for five years with the possibility of a one-time extension of up to two years.

Federal and state authorities continue to review the legality of Microsoft's licensing practices and potential abuses of its monopoly power. In addition, the European Union is also investigating allegations of Microsoft antitrust violations which may result in additional litigation. It is impossible to predict what impact any future litigation or settlement will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                  World Wide Wireless Portfolio Series

                                FT Series

PROSPECTUS                                  NOTE: THIS PART THREE PROSPECTUS
Part Three                                             MAY ONLY BE USED WITH
Dated February 28, 2003                                PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of telecommunications companies which provide products and/or services used in wireless communications.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Communications Industry. Because more than 25% of each Trust is invested in the common stocks of communications companies, these Trusts are considered to be concentrated in the communications industry. The market for high technology wireless communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications companies are subject to substantial governmental regulation, which among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications stocks can experience rapid volatility.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503 and FT 557, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                        Your maximum
If you invest                           sales charge
(in thousands):*                        will be:
________________                        ____________
$50 but less than $100                  4.25%
$100 but less than $250                 4.00%
$250 but less than $500                 3.50%
$500 or more                            2.50%

For FT 503 and FT 557:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
________________                       _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1,000              2.40%
$1,000 or more                         1.50%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                  World Wide Wireless Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                  World Wide Wireless Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated February 27, 2004. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Communications                                              2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in a Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial

Page 1

reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for each Trust.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to a Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to a Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in a Trust and on the ability of a Trust to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by a Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Communications. An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the communications sector in general. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the Trusts' Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trust's portfolio are engaged in fierce competition for a share of the market for their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2


              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors


                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 503 BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5, BIOTECHNOLOGY PORTFOLIO, SERIES 5, E-BUSINESS PORTFOLIO, SERIES 5, E-INFRASTRUCTURE PORTFOLIO, SERIES 4, FIBER OPTICS PORTFOLIO,
SERIES 4, GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4, GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3, SEMICONDUCTOR PORTFOLIO, SERIES 6, SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5 AND WORLD WIDE WIRELESS PORTFOLIO, SERIES 4, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 30, 2004.

                              FT 503
                              BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5
                                BIOTECHNOLOGY PORTFOLIO, SERIES 5
                                E-BUSINESS PORTFOLIO, SERIES 5
                                E-INFRASTRUCTURE PORTFOLIO, SERIES 4
                                FIBER OPTICS PORTFOLIO, SERIES 4
                                GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4
                                GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3
                                SEMICONDUCTOR PORTFOLIO, SERIES 6
                                SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5
                                WORLD WIDE WIRELESS PORTFOLIO, SERIES 4
                                             (Registrant)


                              By   FIRST TRUST PORTFOLIOS, L.P.
                                             (Depositor)


                              By   Jason T. Henry
                                   Senior Vice President


                           S-2

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                TITLE*                 DATE

David J. Allen             Director           )
                           of The Charger     )
                           Corporation, the   ) April 30, 2004
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )
                                              )
Judith M. Van Kampen       Director           )
                           of The Charger     ) Jason T. Henry
                           Corporation, the   ) Attorney-in-Fact**
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

Karla M. Van Kampen-Pierre Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

David G. Wisen             Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


                               S-3

                  INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our reports dated April 28, 2004 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP



Chicago, Illinois
April 28, 2004